UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.3%)
Activision Blizzard, Inc.	215	17,886
Alphabet, Inc. Cl A*	84	101,395
Alphabet, Inc. Cl C*	87	103,832
AT&T, Inc.	2,056	69,040
CBS Corp. Cl B	95	5,458
CenturyLink, Inc.	270	5,724
Charter Communications, Inc. Cl A*	51	16,620
Comcast Corp. Cl A	1,295	45,856
Discovery, Inc. Cl A*	44	1,408
Discovery, Inc. Cl C*	102	3,017
DISH Network Corp. Cl A*	64	2,289
Electronic Arts, Inc.*	86	10,362
Facebook, Inc. Cl A*	682	112,162
Interpublic Group of Cos., Inc.	108	2,470
Netflix, Inc.*	123	46,018
News Corp. Cl A	108	1,425
News Corp. Cl B	35	476
Omnicom Group, Inc.	64	4,353
Take-Two Interactive Software, Inc.*	32	4,416
TripAdvisor, Inc.*	29	1,481
Twenty-First Century Fox, Inc. Cl A	298	13,806
Twenty-First Century Fox, Inc. Cl B	137	6,277
Twitter, Inc.*	203	5,777
Verizon Communications, Inc.	1,168	62,360
Viacom, Inc. Cl B	100	3,376
Walt Disney Co.	421	49,232

		696,516

CONSUMER DISCRETIONARY (5.5%)
Advance Auto Parts, Inc.	20	3,367
Amazon.com, Inc.*	116	232,348
Aptiv PLC	74	6,209
AutoZone, Inc.*	8	6,206
Best Buy Co., Inc.	69	5,476
Booking Hldgs., Inc.*	14	27,776
BorgWarner, Inc.	59	2,523
CarMax, Inc.*	50	3,733
Carnival Corp.	114	7,270
Chipotle Mexican Grill, Inc. Cl A*	7	3,182
Darden Restaurants, Inc.	35	3,892
Dollar General Corp.	75	8,197
Dollar Tree, Inc.*	67	5,464
DR Horton, Inc.	97	4,091
eBay, Inc.*	262	8,651
Expedia Group, Inc.	34	4,436
Foot Locker, Inc.	33	1,682
Ford Motor Co.	1,108	10,249
Gap, Inc.	61	1,760

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Garmin Ltd.	34	2,382
General Motors Co.	371	12,492
Genuine Parts Co.	41	4,075
Goodyear Tire & Rubber Co.	67	1,567
H&R Block, Inc.	58	1,493
Hanesbrands, Inc.	101	1,861
Harley-Davidson, Inc.	47	2,129
Hasbro, Inc.	33	3,469
Hilton Worldwide Hldgs., Inc.	84	6,786
Home Depot, Inc.	323	66,909
Kohl’s Corp.	47	3,504
L Brands, Inc.	65	1,969
Leggett & Platt, Inc.	36	1,576
Lennar Corp. Cl A	82	3,829
LKQ Corp.*	89	2,819
Lowe’s Cos., Inc.	229	26,294
Macy’s, Inc.	87	3,021
Marriott International, Inc. Cl A	82	10,826
Mattel, Inc.*	97	1,523
McDonald’s Corp.	219	36,637
MGM Resorts International	144	4,019
Michael Kors Hldgs. Ltd.*	42	2,880
Mohawk Industries, Inc.*	17	2,981
Newell Brands, Inc.	124	2,517
NIKE, Inc. Cl B	362	30,669
Nordstrom, Inc.	32	1,914
Norwegian Cruise Line Hldgs. Ltd.*	57	3,274
O’Reilly Automotive, Inc.*	23	7,988
PulteGroup, Inc.	73	1,808
PVH Corp.	21	3,032
Ralph Lauren Corp. Cl A	15	2,063
Ross Stores, Inc.	106	10,505
Royal Caribbean Cruises Ltd.	48	6,237
Starbucks Corp.	382	21,713
Tapestry, Inc.	81	4,072
Target Corp.	149	13,143
Tiffany & Co.	30	3,869
TJX Cos., Inc.	177	19,828
Tractor Supply Co.	35	3,181
Ulta Beauty, Inc.*	16	4,514
Under Armour, Inc. Cl A*	52	1,103
Under Armour, Inc. Cl C*	53	1,031
VF Corp.	92	8,597
Whirlpool Corp.	18	2,137
Wynn Resorts Ltd.	27	3,431
Yum! Brands, Inc.	90	8,182

		716,361

CONSUMER STAPLES (3.6%)
Altria Group, Inc.	534	32,206
Archer-Daniels-Midland Co.	158	7,943
Brown-Forman Corp. Cl B	48	2,426
Campbell Soup Co.	54	1,978

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Church & Dwight Co., Inc.	69	4,097
Clorox Co.	36	5,415
Coca-Cola Co.	1,084	50,070
Colgate-Palmolive Co.	245	16,403
Conagra Brands, Inc.	111	3,771
Constellation Brands, Inc. Cl A	47	10,133
Costco Wholesale Corp.	124	29,125
Coty, Inc. Cl A	128	1,608
Estee Lauder Cos., Inc. Cl A	63	9,155
General Mills, Inc.	168	7,211
Hershey Co.	39	3,978
Hormel Foods Corp.	76	2,994
JM Smucker Co.	32	3,284
Kellogg Co.	71	4,971
Kimberly-Clark Corp.	98	11,137
Kraft Heinz Co.	176	9,699
Kroger Co.	226	6,579
McCormick & Co., Inc.	34	4,479
Molson Coors Brewing Co. Cl B	53	3,259
Mondelez International, Inc. Cl A	415	17,828
Monster Beverage Corp.*	113	6,586
PepsiCo, Inc.	400	44,720
Philip Morris International, Inc.	440	35,878
Procter & Gamble Co.	704	58,594
Sysco Corp.	135	9,889
Tyson Foods, Inc. Cl A	83	4,941
Walgreens Boots Alliance, Inc.	239	17,423
Walmart, Inc.	406	38,127

		465,907

ENERGY (3.2%)
Anadarko Petroleum Corp.	144	9,707
Apache Corp.	108	5,148
Baker Hughes, a GE Co.	118	3,992
Cabot Oil & Gas Corp.	126	2,838
Chevron Corp.	542	66,276
Cimarex Energy Co.	26	2,416
Concho Resources, Inc.*	56	8,554
ConocoPhillips	329	25,465
Devon Energy Corp.	145	5,791
EOG Resources, Inc.	164	20,921
EQT Corp.	74	3,273
Exxon Mobil Corp.	1,198	101,854
Halliburton Co.	249	10,092
Helmerich & Payne, Inc.	30	2,063
Hess Corp.	72	5,154
HollyFrontier Corp.	46	3,215
Kinder Morgan, Inc.	537	9,521
Marathon Oil Corp.	241	5,610
Marathon Petroleum Corp.	189	15,114
National Oilwell Varco, Inc.	108	4,653
Newfield Exploration Co.*	56	1,614
Noble Energy, Inc.	136	4,242

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Occidental Petroleum Corp.	216	17,749
ONEOK, Inc.	116	7,864
Phillips 66	120	13,526
Pioneer Natural Resources Co.	48	8,361
Schlumberger Ltd.	392	23,881
TechnipFMC PLC	121	3,781
Valero Energy Corp.	121	13,764
Williams Cos., Inc.	342	9,299

		415,738

FINANCIALS (7.7%)
Affiliated Managers Group, Inc.	15	2,051
Aflac, Inc.	217	10,214
Allstate Corp.	98	9,673
American Express Co.	199	21,192
American International Group, Inc.	251	13,363
Ameriprise Financial, Inc.	40	5,906
Aon PLC	68	10,457
Arthur J. Gallagher & Co.	51	3,796
Assurant, Inc.	14	1,511
Bank of America Corp.	2,629	77,450
Bank of New York Mellon Corp.	261	13,308
BB&T Corp.	219	10,630
Berkshire Hathaway, Inc. Cl B*	552	118,189
BlackRock, Inc. Cl A	34	16,025
Brighthouse Financial, Inc.*	33	1,460
Capital One Financial Corp.	135	12,816
CBOE Global Markets, Inc.	32	3,071
Charles Schwab Corp.	339	16,662
Chubb Ltd.	131	17,507
Cincinnati Financial Corp.	42	3,226
Citigroup, Inc.	712	51,079
Citizens Financial Group, Inc.	134	5,168
CME Group, Inc. Cl A	96	16,340
Comerica, Inc.	48	4,330
Discover Financial Svcs.	97	7,416
E*TRADE Financial Corp.*	73	3,824
Everest Re Group Ltd.	12	2,742
Fifth Third Bancorp	189	5,277
Franklin Resources, Inc.	87	2,646
Goldman Sachs Group, Inc.	99	22,200
Hartford Financial Svcs. Group, Inc.	101	5,046
Huntington Bancshares, Inc.	312	4,655
Intercontinental Exchange, Inc.	161	12,057
Invesco Ltd.	116	2,654
iShares Core S&P 500 ETF	299	87,526
Jefferies Financial Group, Inc.	83	1,823
JPMorgan Chase & Co.	951	107,311
KeyCorp	297	5,907
Lincoln National Corp.	61	4,127
Loews Corp.	78	3,918
M&T Bank Corp.	41	6,746
Marsh & McLennan Cos., Inc.	142	11,746

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

MetLife, Inc.	282	13,175
Moody’s Corp.	47	7,858
Morgan Stanley	376	17,510
MSCI, Inc. Cl A	25	4,435
Nasdaq, Inc.	32	2,746
Northern Trust Corp.	63	6,434
People’s United Financial, Inc.	98	1,678
PNC Financial Svcs. Group, Inc.	131	17,841
Principal Financial Group, Inc.	75	4,394
Progressive Corp.	165	11,722
Prudential Financial, Inc.	118	11,956
Raymond James Financial, Inc.	37	3,406
Regions Financial Corp.	312	5,725
S&P Global, Inc.	71	13,873
State Street Corp.	107	8,964
SunTrust Banks, Inc.	130	8,683
SVB Financial Group*	15	4,662
Synchrony Financial	194	6,030
T Rowe Price Group, Inc.	68	7,424
Torchmark Corp.	29	2,514
Travelers Cos., Inc.	75	9,728
U.S. Bancorp	434	22,920
Unum Group	61	2,383
Wells Fargo & Co.	1,226	64,439
Willis Towers Watson PLC	37	5,215
Zions Bancorporation	54	2,707

		1,011,467

HEALTH CARE (8.0%)
Abbott Laboratories	496	36,387
AbbVie, Inc.	428	40,480
ABIOMED, Inc.*	12	5,397
Aetna, Inc.	92	18,662
Agilent Technologies, Inc.	90	6,349
Alexion Pharmaceuticals, Inc.*	63	8,758
Align Technology, Inc.*	20	7,824
Allergan PLC	91	17,334
AmerisourceBergen Corp. Cl A	45	4,150
Amgen, Inc.	184	38,141
Anthem, Inc.	73	20,006
Baxter International, Inc.	140	10,793
Becton Dickinson & Co.	75	19,575
Biogen, Inc.*	58	20,492
Boston Scientific Corp.*	391	15,054
Bristol-Myers Squibb Co.	461	28,619
Cardinal Health, Inc.	87	4,698
Celgene Corp.*	199	17,808
Centene Corp.*	58	8,397
Cerner Corp.*	93	5,990
Cigna Corp.	68	14,161
Cooper Cos., Inc.	14	3,880
CVS Health Corp.	288	22,671
Danaher Corp.	174	18,907

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

DaVita, Inc.*	36	2,579
DENTSPLY SIRONA, Inc.	63	2,378
Edwards Lifesciences Corp.*	58	10,098
Eli Lilly & Co.	270	28,974
Envision Healthcare Corp.*	34	1,555
Express Scripts Hldg. Co.*	159	15,107
Gilead Sciences, Inc.	366	28,259
HCA Healthcare, Inc.	77	10,712
Henry Schein, Inc.*	43	3,656
Hologic, Inc.*	77	3,155
Humana, Inc.	39	13,202
IDEXX Laboratories, Inc.*	24	5,992
Illumina, Inc.*	41	15,049
Incyte Corp.*	49	3,385
Intuitive Surgical, Inc.*	32	18,368
IQVIA Hldgs., Inc.*	45	5,838
Johnson & Johnson	759	104,871
Laboratory Corp. of America Hldgs.*	28	4,863
McKesson Corp.	57	7,561
Medtronic PLC	382	37,577
Merck & Co., Inc.	752	53,347
Mettler-Toledo International, Inc.*	8	4,872
Mylan NV*	146	5,344
Nektar Therapeutics Cl A*	48	2,926
PerkinElmer, Inc.	31	3,015
Perrigo Co. PLC	36	2,549
Pfizer, Inc.	1,659	73,112
Quest Diagnostics, Inc.	38	4,101
Regeneron Pharmaceuticals, Inc.*	21	8,485
ResMed, Inc.	40	4,614
Stryker Corp.	88	15,636
Thermo Fisher Scientific, Inc.	114	27,825
UnitedHealth Group, Inc.	272	72,363
Universal Health Svcs., Inc. Cl B	24	3,068
Varian Medical Systems, Inc.*	25	2,798
Vertex Pharmaceuticals, Inc.*	72	13,877
Waters Corp.*	22	4,283
WellCare Health Plans, Inc.*	14	4,487
Zimmer Biomet Hldgs., Inc.	57	7,494
Zoetis, Inc. Cl A	136	12,452

		1,044,360

INDUSTRIALS (5.2%)
3M Co.	166	34,978
Alaska Air Group, Inc.	34	2,341
Allegion PLC	26	2,355
American Airlines Group, Inc.	116	4,794
AMETEK, Inc.	65	5,143
AO Smith Corp.	40	2,135
Arconic, Inc.	121	2,663
Boeing Co.	151	56,157
Caterpillar, Inc.	168	25,618
CH Robinson Worldwide, Inc.	39	3,819

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Cintas Corp.	24	4,747
Copart, Inc.*	57	2,937
CSX Corp.	232	17,180
Cummins, Inc.	43	6,281
Deere & Co.	91	13,680
Delta Air Lines, Inc.	179	10,352
Dover Corp.	42	3,718
Eaton Corp. PLC	122	10,581
Emerson Electric Co.	178	13,631
Equifax, Inc.	34	4,439
Expeditors International of Washington, Inc.	49	3,603
Fastenal Co.	81	4,700
FedEx Corp.	69	16,615
Flowserve Corp.	37	2,024
Fluor Corp.	39	2,266
Fortive Corp.	87	7,325
Fortune Brands Home & Security, Inc.	41	2,147
General Dynamics Corp.	78	15,968
General Electric Co.	2,461	27,785
Harris Corp.	33	5,584
Honeywell International, Inc.	210	34,944
Huntington Ingalls Industries, Inc.	13	3,329
IHS Markit Ltd.*	101	5,450
Illinois Tool Works, Inc.	87	12,277
Ingersoll-Rand PLC	69	7,059
Jacobs Engineering Group, Inc.	33	2,525
JB Hunt Transport Svcs., Inc.	24	2,855
Johnson Controls International PLC	261	9,135
Kansas City Southern	28	3,172
L-3 Technologies, Inc.	22	4,678
Lockheed Martin Corp.	70	24,217
Masco Corp.	87	3,184
Nielsen Hldgs. PLC	100	2,766
Norfolk Southern Corp.	79	14,260
Northrop Grumman Corp.	49	15,551
PACCAR, Inc.	99	6,751
Parker-Hannifin Corp.	37	6,805
Pentair PLC	46	1,994
Quanta Svcs., Inc.*	42	1,402
Raytheon Co.	80	16,533
Republic Svcs., Inc. Cl A	62	4,505
Robert Half International, Inc.	34	2,393
Rockwell Automation, Inc.	35	6,563
Rockwell Collins, Inc.	46	6,462
Rollins, Inc.	27	1,639
Roper Technologies, Inc.	29	8,589
Snap-on, Inc.	16	2,938
Southwest Airlines Co.	147	9,180
Stanley Black & Decker, Inc.	43	6,297
Stericycle, Inc.*	24	1,408
Textron, Inc.	71	5,074
TransDigm Group, Inc.*	13	4,840

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Union Pacific Corp.	210	34,194
United Continental Hldgs., Inc.*	65	5,789
United Parcel Svcs., Inc. Cl B	196	22,883
United Rentals, Inc.*	23	3,763
United Technologies Corp.	212	29,640
Verisk Analytics, Inc. Cl A*	46	5,545
Waste Management, Inc.	111	10,030
WW Grainger, Inc.	13	4,646
Xylem, Inc.	50	3,994

		674,825

INFORMATION TECHNOLOGY (11.2%)
Accenture PLC Cl A	181	30,806
Adobe Systems, Inc.*	138	37,253
Advanced Micro Devices, Inc.*	243	7,506
Akamai Technologies, Inc.*	47	3,438
Alliance Data Systems Corp.	13	3,070
Amphenol Corp. Cl A	85	7,992
Analog Devices, Inc.	105	9,708
ANSYS, Inc.*	23	4,294
Apple, Inc.	1,299	293,236
Applied Materials, Inc.	279	10,783
Arista Networks, Inc.*	14	3,722
Autodesk, Inc.*	61	9,523
Automatic Data Processing, Inc.	124	18,682
Broadcom, Inc.	122	30,101
Broadridge Financial Solutions, Inc.	32	4,222
CA, Inc.	88	3,885
Cadence Design Systems, Inc.*	80	3,626
Cisco Systems, Inc.	1,295	63,002
Citrix Systems, Inc.*	36	4,002
Cognizant Technology Solutions Corp. Cl A	164	12,653
Corning, Inc.	230	8,119
DXC Technology Co.	79	7,388
F5 Networks, Inc.*	17	3,390
Fidelity National Information Svcs., Inc.	93	10,144
Fiserv, Inc.*	114	9,391
FleetCor Technologies, Inc.*	25	5,696
FLIR Systems, Inc.	39	2,397
Gartner, Inc.*	25	3,963
Global Payments, Inc.	44	5,606
Hewlett Packard Enterprise Co.	417	6,801
HP, Inc.	448	11,545
Intel Corp.	1,305	61,713
International Business Machines Corp.	258	39,012
Intuit, Inc.	73	16,600
IPG Photonics Corp.*	11	1,717
Juniper Networks, Inc.	97	2,907
KLA-Tencor Corp.	44	4,475
Lam Research Corp.	45	6,827
Mastercard, Inc. Cl A	258	57,433
Microchip Technology, Inc.	66	5,208
Micron Technology, Inc.*	328	14,835

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Microsoft Corp.	2,168	247,954
Motorola Solutions, Inc.	45	5,856
NetApp, Inc.	74	6,356
NVIDIA Corp.	172	48,335
Oracle Corp.	801	41,300
Paychex, Inc.	90	6,629
PayPal Hldgs., Inc.*	335	29,426
Qorvo, Inc.*	35	2,691
QUALCOMM, Inc.	398	28,668
Red Hat, Inc.*	50	6,814
Salesforce.com, Inc.*	213	33,873
Seagate Technology PLC	75	3,551
Skyworks Solutions, Inc.	50	4,536
Symantec Corp.	175	3,724
Synopsys, Inc.*	42	4,142
TE Connectivity Ltd.	98	8,617
Texas Instruments, Inc.	274	29,398
Total System Svcs., Inc.	47	4,641
VeriSign, Inc.*	30	4,804
Visa, Inc. Cl A	502	75,345
Western Digital Corp.	83	4,859
Western Union Co.	127	2,421
Xerox Corp.	62	1,673
Xilinx, Inc.	71	5,692

		1,457,976

MATERIALS (1.3%)
Air Products & Chemicals, Inc.	62	10,357
Albemarle Corp.	31	3,093
Avery Dennison Corp.	24	2,600
Ball Corp.	97	4,267
CF Industries Hldgs., Inc.	66	3,593
DowDuPont, Inc.	653	41,995
Eastman Chemical Co.	40	3,829
Ecolab, Inc.	72	11,288
FMC Corp.	38	3,313
Freeport-McMoRan, Inc.	410	5,707
International Flavors & Fragrances, Inc.	25	3,478
International Paper Co.	115	5,652
LyondellBasell Industries NV Cl A	90	9,226
Martin Marietta Materials, Inc.	17	3,093
Mosaic Co.	100	3,248
Newmont Mining Corp.	150	4,530
Nucor Corp.	89	5,647
Packaging Corp. of America	26	2,852
PPG Industries, Inc.	69	7,530
Praxair, Inc.	81	13,019
Sealed Air Corp.	45	1,807
Sherwin-Williams Co.	23	10,470
Vulcan Materials Co.	37	4,114
WestRock Co.	72	3,848

		168,556

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	29	3,648
American Tower Corp.	124	18,017
Apartment Investment & Management Co. Cl A	44	1,942
AvalonBay Communities, Inc.	39	7,065
Boston Properties, Inc.	43	5,293
CBRE Group, Inc. Cl A*	89	3,925
Crown Castle International Corp.	117	13,026
Digital Realty Trust, Inc.	58	6,524
Duke Realty Corp.	101	2,865
Equinix, Inc.	22	9,524
Equity Residential	104	6,891
Essex Property Trust, Inc.	18	4,441
Extra Space Storage, Inc.	35	3,032
Federal Realty Investment Trust	20	2,529
HCP, Inc.	133	3,501
Host Hotels & Resorts, Inc.	210	4,431
Iron Mountain, Inc.	81	2,796
Kimco Realty Corp.	119	1,992
Macerich Co.	30	1,659
Mid-America Apartment Communities, Inc.	32	3,206
Prologis, Inc.	178	12,067
Public Storage	42	8,468
Realty Income Corp.	82	4,665
Regency Centers Corp.	47	3,039
SBA Communications Corp. Cl A*	32	5,140
Simon Property Group, Inc.	87	15,377
SL Green Realty Corp.	25	2,438
UDR, Inc.	75	3,032
Ventas, Inc.	100	5,438
Vornado Realty Trust	49	3,577
Welltower, Inc.	105	6,754
Weyerhaeuser Co.	214	6,906

		183,208

UTILITIES (1.5%)
AES Corp.	187	2,618
Alliant Energy Corp.	66	2,810
Ameren Corp.	69	4,362
American Electric Power Co., Inc.	139	9,852
American Water Works Co., Inc.	51	4,486
CenterPoint Energy, Inc.	140	3,871
CMS Energy Corp.	80	3,920
Consolidated Edison, Inc.	88	6,705
Dominion Energy, Inc.	185	13,002
DTE Energy Co.	51	5,566
Duke Energy Corp.	201	16,084
Edison International	92	6,226
Entergy Corp.	51	4,138
Evergy, Inc.	77	4,229
Eversource Energy	89	5,468
Exelon Corp.	273	11,919
FirstEnergy Corp.	137	5,092
NextEra Energy, Inc.	133	22,291

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

NiSource, Inc.	102	2,542
NRG Energy, Inc.	86	3,216
PG&E Corp.*	146	6,718
Pinnacle West Capital Corp.	31	2,454
PPL Corp.	198	5,793
Public Svcs. Enterprise Group, Inc.	143	7,549
SCANA Corp.	40	1,556
Sempra Energy	77	8,759
Southern Co.	287	12,513
WEC Energy Group, Inc.	89	5,942
Xcel Energy, Inc.	144	6,798

		196,479

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,307,380) 53.9%		7,031,393

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	2.05	11/29/18	50,000	49,826

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $49,833) 0.4%					49,826

TOTAL INDEXED ASSETS (Cost: $4,357,213) 54.3%					7,081,219

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.3%)
CenturyLink, Inc.	272	5,766
Discovery, Inc. Cl A*	140	4,480
Discovery, Inc. Cl C*	833	24,640
Lions Gate Entertainment Corp. Cl A	776	18,927
Lions Gate Entertainment Corp. Cl B	760	17,708
MSG Networks, Inc. Cl A*	566	14,603
Nexstar Media Group, Inc. Cl A	57	4,640
ORBCOMM, Inc.*	1,944	21,112
Shenandoah Telecommunications Co.	487	18,871
Take-Two Interactive Software, Inc.*	156	21,526
World Wrestling Entertainment, Inc. Cl A	95	9,189
Zayo Group Hldgs., Inc.*	207	7,187

		168,649

CONSUMER DISCRETIONARY (3.8%)
American Axle & Manufacturing Hldgs., Inc.*	500	8,720
AutoZone, Inc.*	41	31,804
Belmond Ltd. Cl A*	918	16,754
Bloomin’ Brands, Inc.	1,225	24,243

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

BorgWarner, Inc.	381	16,299
Bright Horizons Family Solutions, Inc.*	90	10,606
Dave & Buster’s Entertainment, Inc.	467	30,925
Etsy, Inc.*	175	8,991
Expedia Group, Inc.	55	7,176
Five Below, Inc.*	397	51,634
Haverty Furniture Cos., Inc.	639	14,122
Houghton Mifflin Harcourt Co.*	1,412	9,884
Lithia Motors, Inc. Cl A	469	38,299
Marriott International, Inc. Cl A	135	17,824
Marriott Vacations Worldwide Corp.	52	5,811
NVR, Inc.*	5	12,354
Playa Hotels & Resorts NV*	1,364	13,135
Qurate Retail, Inc.*	472	10,483
Ralph Lauren Corp. Cl A	200	27,510
Red Rock Resorts, Inc. Cl A	819	21,826
Shutterfly, Inc.*	85	5,601
Sleep Number Corp.*	1,263	46,453
Stamps.com, Inc.*	27	6,107
Steven Madden Ltd.	228	12,061
Taylor Morrison Home Corp. Cl A*	109	1,966
Texas Roadhouse, Inc. Cl A	79	5,474
Tractor Supply Co.	294	26,719
Unifi, Inc.*	279	7,904
Weight Watchers International, Inc.*	118	8,495

		499,180

CONSUMER STAPLES (1.0%)
Cal-Maine Foods, Inc.	313	15,118
Church & Dwight Co., Inc.	439	26,063
Constellation Brands, Inc. Cl A	108	23,287
Crimson Wine Group Ltd.*	1,590	14,231
Ingredion, Inc.	63	6,612
JM Smucker Co.	119	12,211
Orchids Paper Products Co.*	703	2,320
Vector Group Ltd.	1,106	15,241
WD-40 Co.	54	9,293

		124,376

ENERGY (2.4%)
Abraxas Petroleum Corp.*	1,819	4,238
Baker Hughes, a GE Co.	148	5,007
C&J Energy Svcs., Inc.*	610	12,688
Callon Petroleum Co.*	788	9,448
Carrizo Oil & Gas, Inc.*	452	11,391
Centennial Resource Development, Inc. Cl A*	595	13,001
Cheniere Energy, Inc.*	121	8,408
Continental Resources, Inc.*	360	24,581
CrossAmerica Partners LP	349	6,317
Devon Energy Corp.	353	14,099
Hess Corp.	77	5,512
Kosmos Energy Ltd.*	670	6,265
Matador Resources Co.*	146	4,825
Matrix Svcs. Co.*	230	5,670

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

MPLX LP	137	4,751
Newfield Exploration Co.*	343	9,889
Noble Energy, Inc.	215	6,706
PBF Energy, Inc. Cl A	946	47,215
PDC Energy, Inc.*	193	9,449
ProPetro Hldgs. Corp.*	505	8,328
Range Resources Corp.	1,179	20,031
Ring Energy, Inc.*	540	5,351
RPC, Inc.	1,080	16,718
U.S. Silica Hldgs., Inc.	210	3,954
Weatherford International PLC*	442	1,198
Whiting Petroleum Corp.*	606	32,142
Williams Cos., Inc.	709	19,278

		316,460

FINANCIALS (8.2%)
American Equity Investment Life Hldg. Co.	464	16,407
Ameriprise Financial, Inc.	174	25,693
American Financial Group, Inc.	109	12,096
AMERISAFE, Inc.	140	8,673
Aspen Insurance Hldgs. Ltd.	319	13,334
Associated Banc-Corp.	406	10,556
BancFirst Corp.	346	20,743
Bank of Marin Bancorp	143	11,998
BankUnited, Inc.	191	6,761
Banner Corp.	276	17,159
Bridgewater Bancshares, Inc.*	50	651
Brookline Bancorp, Inc.	1,082	18,069
Brown & Brown, Inc.	480	14,194
Bryn Mawr Bank Corp.	310	14,539
Cadence Bancorporation Cl A	337	8,802
CBOE Global Markets, Inc.	142	13,626
CenterState Bank Corp.	426	11,949
Citizens Financial Group, Inc.	120	4,628
Columbia Banking System, Inc.	158	6,126
Dime Community Bancshares, Inc.	498	8,889
Discover Financial Svcs.	249	19,036
East West Bancorp, Inc.	298	17,990
Ellington Financial LLC*	961	15,386
Enterprise Financial Svcs. Corp.	346	18,355
Everest Re Group Ltd.	73	16,678
Fifth Third Bancorp	926	25,854
First Connecticut Bancorp, Inc.	239	7,062
First Interstate BancSystem, Inc. Cl A	387	17,338
First Merchants Corp.	310	13,947
First Republic Bank	162	15,552
Flushing Financial Corp.	368	8,979
Glacier Bancorp, Inc.	332	14,306
Great Southern Bancorp, Inc.	128	7,085
Hartford Financial Svcs. Group, Inc.	524	26,179
Heritage Financial Corp.	415	14,587
IBERIABANK Corp.	55	4,474
Investors Bancorp, Inc.	499	6,123

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

iShares Micro-Cap ETF	96	10,205
iShares Russell Mid-Cap ETF	70	15,435
iShares Russell Mid-Cap Value ETF	500	45,130
KeyCorp	1,304	25,937
Lincoln National Corp.	148	10,014
Marlin Business Svcs. Corp.	566	16,329
MB Financial, Inc.	251	11,574
Moelis & Co. Cl A	274	15,015
NMI Hldgs., Inc. Cl A*	1,249	28,290
Northfield Bancorp, Inc.	802	12,768
Pinnacle Financial Partners, Inc.	517	31,098
Primerica, Inc.	70	8,438
Principal Financial Group, Inc.	205	12,011
Progressive Corp.	536	38,077
Raymond James Financial, Inc.	204	18,778
Reinsurance Group of America, Inc. Cl A	226	32,671
S&T Bancorp, Inc.	294	12,748
SEI Investments Co.	258	15,764
Selective Insurance Group, Inc.	348	22,098
Starwood Property Trust, Inc.	1,520	32,710
State Bank Financial Corp.	292	8,813
Sterling Bancorp	251	5,522
Stock Yards Bancorp, Inc.	640	23,232
SVB Financial Group*	160	49,733
Synchrony Financial	121	3,761
TriCo Bancshares	209	8,072
TriState Capital Hldgs., Inc.*	380	10,488
UMB Financial Corp.	115	8,154
United Financial Bancorp, Inc.	203	3,416
United Insurance Hldgs., Corp.	422	9,444
Voya Financial, Inc.	222	11,027
Webster Financial Corp.	175	10,318
Wintrust Financial Corp.	77	6,540
Zions Bancorporation	174	8,725

		1,076,159

HEALTH CARE (5.9%)
Acadia Healthcare Co., Inc.*	486	17,107
ABIOMED, Inc.*	12	5,397
ACADIA Pharmaceuticals, Inc.*	381	7,910
Acceleron Pharma, Inc.*	144	8,241
Agilent Technologies, Inc.	235	16,577
Agios Pharmaceuticals, Inc.*	102	7,866
Akebia Therapeutics, Inc.*	260	2,296
Alder Biopharmaceuticals, Inc.*	260	4,329
Align Technology, Inc.*	29	11,345
Alnylam Pharmaceuticals, Inc.*	55	4,814
Amicus Therapeutics, Inc.*	490	5,924
AMN Healthcare Svcs., Inc.*	91	4,978
Aptinyx, Inc.*	92	2,664
Array BioPharma, Inc.*	351	5,335
Avanos Medical, Inc.*	105	7,192
AxoGen, Inc.*	166	6,117

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

BioMarin Pharmaceutical, Inc.*	55	5,333
Blueprint Medicines Corp.*	50	3,903
Boston Scientific Corp.*	470	18,095
Cambrex Corp.*	60	4,104
Centene Corp.*	176	25,481
Chemed Corp.	25	7,989
Editas Medicine, Inc.*	159	5,059
Edwards Lifesciences Corp.*	172	29,945
Emergent BioSolutions, Inc.*	327	21,526
Envision Healthcare Corp.*	320	14,634
Evolent Health, Inc. Cl A*	425	12,070
Exact Sciences Corp.*	377	29,753
FibroGen, Inc.*	86	5,224
Flexion Therapeutics, Inc.*	210	3,929
Globus Medical, Inc. Cl A*	152	8,628
Haemonetics Corp.*	34	3,896
Hill-Rom Hldgs., Inc.	165	15,576
Horizon Pharma PLC*	376	7,362
Humana, Inc.	30	10,156
ICU Medical, Inc.*	30	8,482
ImmunoGen, Inc.*	185	1,752
Insulet Corp.*	100	10,595
Intersect ENT, Inc.*	191	5,491
iRhythm Technologies, Inc.*	100	9,466
Incyte Corp.*	45	3,109
Karyopharm Therapeutics, Inc.*	336	5,722
LivaNova PLC*	81	10,042
Loxo Oncology, Inc.*	53	9,054
Madrigal Pharmaceuticals, Inc.*	10	2,141
Masimo Corp.*	46	5,729
Medicines Co.*	210	6,281
Medidata Solutions, Inc.*	105	7,698
Mettler-Toledo International, Inc.*	25	15,225
MyoKardia, Inc.*	76	4,955
Neogen Corp.*	121	8,655
Neurocrine Biosciences, Inc.*	281	34,549
Nevro Corp.*	132	7,524
Omnicell, Inc.*	127	9,131
Pacific Biosciences of California, Inc.*	980	5,302
Pacira Pharmaceuticals, Inc.*	326	16,023
Penumbra, Inc.*	30	4,491
Portola Pharmaceuticals, Inc.*	190	5,060
PRA Health Sciences, Inc.*	65	7,162
Repligen Corp.*	200	11,092
Sage Therapeutics, Inc.*	38	5,368
Sientra, Inc.*	143	3,415
Spark Therapeutics, Inc.*	83	4,528
STAAR Surgical Co.*	145	6,960
Supernus Pharmaceuticals, Inc.*	779	39,223
Tabula Rasa HealthCare, Inc.*	95	7,713
Tactile Systems Technology, Inc.*	92	6,537
Ultragenyx Pharmaceutical, Inc.*	90	6,871

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

United Therapeutics Corp.*	28	3,581
Veeva Systems, Inc. Cl A*	95	10,343
Vericel Corp.*	890	12,594
WellCare Health Plans, Inc.*	106	33,972
Wright Medical Group NV*	614	17,818
Xencor, Inc.*	219	8,534
Zimmer Biomet Hldgs., Inc.	147	19,326
Zoetis, Inc. Cl A	174	15,931
Zogenix, Inc.*	117	5,803

		774,003

INDUSTRIALS (6.6%)
Aerovironment, Inc.*	107	12,002
Alaska Air Group, Inc.	322	22,173
AMERCO	22	7,846
ASGN, Inc.*	141	11,129
BG Staffing, Inc.	199	5,413
BMC Stock Hldgs., Inc.*	967	18,035
Brink’s Co.	251	17,507
Builders FirstSource, Inc.*	516	7,575
Carlisle Cos., Inc.	258	31,424
CH Robinson Worldwide, Inc.	105	10,282
Copart, Inc.*	140	7,214
Daseke, Inc.*	1,207	9,680
Deluxe Corp.	61	3,473
Dover Corp.	167	14,785
Echo Global Logistics, Inc.*	424	13,123
EMCOR Group, Inc.	192	14,421
Encore Wire Corp.	309	15,481
EnPro Industries, Inc.	141	10,283
Exponent, Inc.	150	8,040
Fortive Corp.	100	8,420
Generac Hldgs., Inc.*	109	6,149
GMS, Inc.*	299	6,937
Gorman-Rupp Co.	304	11,096
Granite Construction, Inc.	607	27,740
H&E Equipment Svcs., Inc.	418	15,792
HD Supply Hldgs., Inc.*	225	9,628
Harris Corp.	127	21,490
Healthcare Svcs. Group, Inc.	261	10,602
Heidrick & Struggles International, Inc.	125	4,231
Hyster-Yale Materials Handling, Inc.	133	8,184
ICF International, Inc.	109	8,224
John Bean Technologies Corp.	82	9,783
Kirby Corp.*	292	24,017
Knoll, Inc.	363	8,512
L-3 Technologies, Inc.	182	38,697
Landstar System, Inc.	244	29,768
Lennox International, Inc.	95	20,748
Lincoln Electric Hldgs., Inc.	148	13,829
LSC Communications, Inc.	1,076	11,901
Miller Industries, Inc.	765	20,579
Mueller Industries, Inc.	1,632	47,295

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Old Dominion Freight Line, Inc.	244	39,347
Oshkosh Corp.	87	6,198
Republic Svcs., Inc. Cl A	40	2,906
Robert Half International, Inc.	280	19,706
Rockwell Automation, Inc.	131	24,565
Roper Technologies, Inc.	36	10,667
Simpson Manufacturing Co., Inc.	98	7,101
Stanley Black & Decker, Inc.	153	22,405
Sun Hydraulics Corp.	218	11,942
Teledyne Technologies, Inc.*	59	14,554
Trex Co., Inc.*	202	15,550
United Rentals, Inc.*	184	30,102
Universal Forest Products, Inc.	670	23,671
VSE Corp.	286	9,475
Wabtec Corp.	148	15,522
Woodward, Inc.	69	5,579
XPO Logistics, Inc.*	45	5,138

		867,936

INFORMATION TECHNOLOGY (6.7%)
Aerohive Networks, Inc.*	799	3,292
Altair Engineering, Inc. Cl A*	176	7,647
Amphenol Corp. Cl A	216	20,308
Analog Devices, Inc.	190	17,567
Anixter International, Inc.*	114	8,014
Apptio, Inc. Cl A*	413	15,264
ARRIS International PLC*	179	4,652
Avnet, Inc.	345	15,446
Coherent, Inc.*	50	8,609
Comtech Telecommunications Corp.	155	5,622
Conduent, Inc.*	480	10,810
Cornerstone OnDemand, Inc.*	131	7,434
Coupa Software, Inc.*	82	6,486
Cray, Inc.*	562	12,083
Cypress Semiconductor Corp.	1,075	15,577
DXC Technology Co.	279	26,092
Entegris, Inc.	325	9,409
EPAM Systems, Inc.*	163	22,445
Euronet Worldwide, Inc.*	141	14,131
Everspin Technologies, Inc.*	941	7,227
F5 Networks, Inc.*	14	2,792
Fidelity National Information Svcs., Inc.	95	10,362
Five9, Inc.*	610	26,651
Global Payments, Inc.	176	22,422
Globant S.A.*	144	8,495
Guidewire Software, Inc.*	128	12,929
II-VI, Inc.*	353	16,697
Integrated Device Technology, Inc.*	220	10,342
Itron, Inc.*	99	6,356
LogMeIn, Inc.	324	28,868
Lumentum Hldgs., Inc.*	222	13,309
KLA-Tencor Corp.	146	14,850
MaxLinear, Inc. Cl A*	638	12,683

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Microchip Technology, Inc.	121	9,548
MINDBODY, Inc. Cl A*	90	3,658
MKS Instruments, Inc.	249	19,957
Motorola Solutions, Inc.	65	8,459
New Relic, Inc.*	208	19,600
nLight, Inc.*	96	2,132
Nutanix, Inc. Cl A*	298	12,731
Palo Alto Networks, Inc.*	45	10,137
Perficient, Inc.*	463	12,339
Perspecta, Inc.	360	9,259
Plexus Corp.*	100	5,851
Proofpoint, Inc.*	311	33,069
PTC, Inc.*	263	27,928
Q2 Hldgs., Inc.*	176	10,657
Rapid7, Inc.*	651	24,035
RealPage, Inc.*	130	8,567
Red Hat, Inc.*	135	18,398
Richardson Electronics Ltd.*	1,615	14,164
Rogers Corp.*	87	12,817
Science Applications International Corp.	54	4,352
Sequans Communications S.A. ADR*	3,775	5,361
Skyworks Solutions, Inc.	131	11,883
Splunk, Inc.*	179	21,643
Synaptics, Inc.*	115	5,246
Synopsys, Inc.*	104	10,255
SYNNEX Corp.	184	15,585
ViaSat, Inc.*	410	26,220
Western Digital Corp.	57	3,337
Worldpay, Inc. Cl A*	268	27,140
Xilinx, Inc.	128	10,262
Xperi Corp.	691	10,261
Xura, Inc.*	342	8,550	††
Zendesk, Inc.*	297	21,087
Zscaler, Inc.*	156	6,362

		875,721

MATERIALS (2.3%)
Ashland Global Hldgs., Inc.	191	16,017
Berry Global Group, Inc.*	224	10,839
Boise Cascade Co.	244	8,979
Century Aluminum Co.*	360	4,309
Crown Hldgs., Inc.*	592	28,416
Eastman Chemical Co.	50	4,786
Ferro Corp.*	1,275	29,606
Ferroglobe PLC	425	3,472
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	50	4,359
Freeport-McMoRan, Inc.	348	4,844
International Paper Co.	161	7,913
Kaiser Aluminum Corp.	106	11,560
Kraton Corp.*	162	7,638
Minerals Technologies, Inc.	120	8,112
Mosaic Co.	69	2,241

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Nucor Corp.	77	4,886
Olin Corp.	1,010	25,937
Orion Engineered Carbons S.A.	186	5,971
Packaging Corp. of America	302	33,126
Steel Dynamics, Inc.	746	33,712
TimkenSteel Corp.*	411	6,112
Vulcan Materials Co.	156	17,347
U.S. Concrete, Inc.*	320	14,672

		294,854

REAL ESTATE (3.4%)
Alexander’s, Inc.	22	7,553
Apartment Investment & Management Co. Cl A	133	5,869
AvalonBay Communities, Inc.	33	5,978
Brandywine Realty Trust	1,580	24,838
Brookfield Property Partners LP	91	1,901
Camden Property Trust	144	13,474
Chatham Lodging Trust	328	6,852
Chesapeake Lodging Trust	436	13,982
Cousins Properties, Inc.	1,182	10,508
Duke Realty Corp.	1,231	34,923
Easterly Government Properties, Inc.	936	18,130
Equity LifeStyle Properties, Inc.	44	4,244
Essex Property Trust, Inc.	26	6,414
Extra Space Storage, Inc.	97	8,404
Forest City Realty Trust, Inc. Cl A	974	24,438
GEO Group, Inc.	882	22,191
Highwoods Properties, Inc.	285	13,469
Host Hotels & Resorts, Inc.	890	18,779
JBG SMITH Properties	179	6,593
Kilroy Realty Corp.	388	27,816
Macerich Co.	70	3,870
Medical Properties Trust, Inc.	777	11,585
Pebblebrook Hotel Trust	330	12,002
Pennsylvania Real Estate Investment Trust	482	4,560
Prologis, Inc.	202	13,694
QTS Realty Trust, Inc. Cl A	136	5,803
Regency Centers Corp.	63	4,074
RLJ Lodging Trust	281	6,190
SBA Communications Corp. Cl A*	127	20,400
Sabra Health Care REIT, Inc.	294	6,797
Summit Hotel Properties, Inc.	221	2,990
Sun Communities, Inc.	150	15,231
Terreno Realty Corp.	812	30,612
Urstadt Biddle Properties, Inc. Cl A	176	3,747
Vornado Realty Trust	74	5,402
Welltower, Inc.	119	7,654
Weyerhaeuser Co.	368	11,875

		442,842

UTILITIES (2.0%)
AES Corp.	363	5,082
Ameren Corp.	153	9,673
Avista Corp.	249	12,589

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Chesapeake Utilities Corp.	114	9,564
Consolidated Edison, Inc.	118	8,990
Edison International	306	20,710
Entergy Corp.	93	7,545
Evergy, Inc.	458	25,153
Eversource Energy	88	5,407
FirstEnergy Corp.	203	7,546
IDACORP, Inc.	130	12,900
NiSource, Inc.	725	18,067
Northwest Natural Gas Co.	124	8,296
NorthWestern Corp.	145	8,506
PG&E Corp.*	70	3,221
PNM Resources, Inc.	269	10,612
Portland General Electric Co.	211	9,624
PPL Corp.	240	7,022
Public Svcs. Enterprise Group, Inc.	218	11,508
Sempra Energy	267	30,371
UGI Corp.	474	26,297

		258,683

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,644,806) 43.6%		5,698,863

TOTAL INVESTMENTS (Cost: $9,002,019) 97.9%		12,780,082

OTHER NET ASSETS 2.1%		276,607

NET ASSETS 100.0%		$13,056,689

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.3%)
Activision Blizzard, Inc.	1,330	110,643
Alphabet, Inc. Cl A*	521	628,889
Alphabet, Inc. Cl C*	537	640,893
AT&T, Inc.	12,692	426,197
CBS Corp. Cl B	590	33,896
CenturyLink, Inc.	1,662	35,234
Charter Communications, Inc. Cl A*	313	102,000
Comcast Corp. Cl A	7,996	283,138
Discovery, Inc. Cl A*	274	8,768
Discovery, Inc. Cl C*	629	18,606
DISH Network Corp. Cl A*	400	14,304
Electronic Arts, Inc.*	532	64,101
Facebook, Inc. Cl A*	4,214	693,034
Interpublic Group of Cos., Inc.	670	15,323
Netflix, Inc.*	762	285,087
News Corp. Cl A	669	8,824
News Corp. Cl B	216	2,938
Omnicom Group, Inc.	391	26,596
Take-Two Interactive Software, Inc.*	199	27,460
TripAdvisor, Inc.*	179	9,142
Twenty-First Century Fox, Inc. Cl A	1,843	85,386
Twenty-First Century Fox, Inc. Cl B	851	38,993
Twitter, Inc.*	1,257	35,774
Verizon Communications, Inc.	7,214	385,155
Viacom, Inc. Cl B	618	20,864
Walt Disney Co.	2,598	303,810

		4,305,055

CONSUMER DISCRETIONARY (9.5%)
Advance Auto Parts, Inc.	129	21,715
Amazon.com, Inc.*	715	1,432,145
Aptiv PLC	461	38,678
AutoZone, Inc.*	46	35,682
Best Buy Co., Inc.	424	33,649
Booking Hldgs., Inc.*	83	164,672
BorgWarner, Inc.	364	15,572
CarMax, Inc.*	308	22,998
Carnival Corp.	705	44,958
Chipotle Mexican Grill, Inc. Cl A*	42	19,090
Darden Restaurants, Inc.	216	24,017
Dollar General Corp.	464	50,715
Dollar Tree, Inc.*	415	33,843
DR Horton, Inc.	599	25,266
eBay, Inc.*	1,622	53,558
Expedia Group, Inc.	208	27,140
Foot Locker, Inc.	204	10,400
Ford Motor Co.	6,842	63,288
Gap, Inc.	379	10,934
Garmin Ltd.	210	14,711
General Motors Co.	2,293	77,205
Genuine Parts Co.	256	25,446
Goodyear Tire & Rubber Co.	413	9,660
H&R Block, Inc.	359	9,244
Hanesbrands, Inc.	629	11,592
Harley-Davidson, Inc.	290	13,137
Hasbro, Inc.	203	21,339
Hilton Worldwide Hldgs., Inc.	521	42,086

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Home Depot, Inc.	1,997	413,679
Kohl’s Corp.	291	21,694
L Brands, Inc.	399	12,090
Leggett & Platt, Inc.	227	9,940
Lennar Corp. Cl A	510	23,812
LKQ Corp.*	554	17,545
Lowe’s Cos., Inc.	1,417	162,700
Macy’s, Inc.	537	18,650
Marriott International, Inc. Cl A	504	66,543
Mattel, Inc.*	600	9,420
McDonald’s Corp.	1,356	226,845
MGM Resorts International	893	24,924
Michael Kors Hldgs. Ltd.*	261	17,894
Mohawk Industries, Inc.*	110	19,289
Newell Brands, Inc.	763	15,489
NIKE, Inc. Cl B	2,239	189,688
Nordstrom, Inc.	200	11,962
Norwegian Cruise Line Hldgs. Ltd.*	355	20,388
O’Reilly Automotive, Inc.*	140	48,625
PulteGroup, Inc.	456	11,295
PVH Corp.	133	19,205
Ralph Lauren Corp. Cl A	96	13,205
Ross Stores, Inc.	658	65,208
Royal Caribbean Cruises Ltd.	299	38,852
Starbucks Corp.	2,355	133,858
Tapestry, Inc.	503	25,286
Target Corp.	920	81,153
Tiffany & Co.	190	24,504
TJX Cos., Inc.	1,097	122,886
Tractor Supply Co.	212	19,267
Ulta Beauty, Inc.*	99	27,930
Under Armour, Inc. Cl A*	323	6,854
Under Armour, Inc. Cl C*	332	6,461
VF Corp.	568	53,080
Whirlpool Corp.	112	13,300
Wynn Resorts Ltd.	170	21,600
Yum! Brands, Inc.	555	50,455

		4,418,316

CONSUMER STAPLES (6.2%)
Altria Group, Inc.	3,300	199,023
Archer-Daniels-Midland Co.	976	49,064
Brown-Forman Corp. Cl B	295	14,912
Campbell Soup Co.	335	12,271
Church & Dwight Co., Inc.	428	25,410
Clorox Co.	223	33,541
Coca-Cola Co.	6,692	309,103
Colgate-Palmolive Co.	1,515	101,429
Conagra Brands, Inc.	685	23,269
Constellation Brands, Inc. Cl A	293	63,177
Costco Wholesale Corp.	766	179,918
Coty, Inc. Cl A	788	9,897
Estee Lauder Cos., Inc. Cl A	391	56,820
General Mills, Inc.	1,042	44,723
Hershey Co.	244	24,888
Hormel Foods Corp.	475	18,715
JM Smucker Co.	198	20,317
Kellogg Co.	442	30,949
Kimberly-Clark Corp.	607	68,979
Kraft Heinz Co.	1,088	59,960
Kroger Co.	1,391	40,492
McCormick & Co., Inc.	212	27,931
Molson Coors Brewing Co. Cl B	327	20,111

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Mondelez International, Inc. Cl A	2,561	110,021
Monster Beverage Corp.*	696	40,563
PepsiCo, Inc.	2,472	276,370
Philip Morris International, Inc.	2,717	221,544
Procter & Gamble Co.	4,348	361,884
Sysco Corp.	835	61,164
Tyson Foods, Inc. Cl A	517	30,777
Walgreens Boots Alliance, Inc.	1,475	107,528
Walmart, Inc.	2,507	235,432

		2,880,182

ENERGY (5.6%)
Anadarko Petroleum Corp.	894	60,265
Apache Corp.	669	31,891
Baker Hughes, a GE Co.	728	24,628
Cabot Oil & Gas Corp.	774	17,431
Chevron Corp.	3,350	409,638
Cimarex Energy Co.	166	15,428
Concho Resources, Inc.*	349	53,310
ConocoPhillips	2,031	157,199
Devon Energy Corp.	890	35,547
EOG Resources, Inc.	1,012	129,101
EQT Corp.	461	20,390
Exxon Mobil Corp.	7,398	628,978
Halliburton Co.	1,538	62,335
Helmerich & Payne, Inc.	190	13,066
Hess Corp.	442	31,638
HollyFrontier Corp.	283	19,782
Kinder Morgan, Inc.	3,317	58,810
Marathon Oil Corp.	1,492	34,734
Marathon Petroleum Corp.	1,173	93,805
National Oilwell Varco, Inc.	667	28,734
Newfield Exploration Co.*	349	10,062
Noble Energy, Inc.	844	26,324
Occidental Petroleum Corp.	1,336	109,779
ONEOK, Inc.	718	48,673
Phillips 66	746	84,089
Pioneer Natural Resources Co.	297	51,734
Schlumberger Ltd.	2,419	147,366
TechnipFMC PLC	746	23,313
Valero Energy Corp.	747	84,971
Williams Cos., Inc.	2,116	57,534

		2,570,555

FINANCIALS (13.3%)
Affiliated Managers Group, Inc.	93	12,715
Aflac, Inc.	1,341	63,121
Allstate Corp.	604	59,615
American Express Co.	1,233	131,302
American International Group, Inc.	1,551	82,575
Ameriprise Financial, Inc.	247	36,472
Aon PLC	424	65,203
Arthur J Gallagher & Co.	319	23,746
Assurant, Inc.	92	9,931
Bank of America Corp.	16,225	477,988
Bank of New York Mellon Corp.	1,607	81,941
BB&T Corp.	1,352	65,626
Berkshire Hathaway, Inc. Cl B*	3,407	729,473
BlackRock, Inc. Cl A	214	100,865
Brighthouse Financial, Inc.*	208	9,202
Capital One Financial Corp.	835	79,267
CBOE Global Markets, Inc.	202	19,384
Charles Schwab Corp.	2,097	103,068
Chubb Ltd.	809	108,115

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Cincinnati Financial Corp.	264	20,278
Citigroup, Inc.	4,400	315,656
Citizens Financial Group, Inc.	831	32,052
CME Group, Inc. Cl A	594	101,105
Comerica, Inc.	299	26,970
Discover Financial Svcs.	598	45,717
E*TRADE Financial Corp.*	452	23,680
Everest Re Group Ltd.	71	16,221
Fifth Third Bancorp	1,165	32,527
Franklin Resources, Inc.	535	16,269
Goldman Sachs Group, Inc.	613	137,459
Hartford Financial Svcs. Group, Inc.	626	31,275
Huntington Bancshares, Inc.	1,927	28,751
Intercontinental Exchange, Inc.	999	74,815
Invesco Ltd.	719	16,451
iShares Core S&P 500 ETF	1,618	473,637
Jefferies Financial Group, Inc.	508	11,156
JPMorgan Chase & Co.	5,874	662,822
KeyCorp	1,836	36,518
Lincoln National Corp.	378	25,575
Loews Corp.	486	24,412
M&T Bank Corp.	251	41,299
Marsh & McLennan Cos., Inc.	881	72,876
MetLife, Inc.	1,737	81,153
Moody’s Corp.	291	48,655
Morgan Stanley	2,317	107,903
MSCI, Inc. Cl A	154	27,321
Nasdaq, Inc.	201	17,246
Northern Trust Corp.	389	39,729
People’s United Financial, Inc.	607	10,392
PNC Financial Svcs. Group, Inc.	811	110,450
Principal Financial Group, Inc.	462	27,069
Progressive Corp.	1,019	72,390
Prudential Financial, Inc.	728	73,761
Raymond James Financial, Inc.	229	21,079
Regions Financial Corp.	1,925	35,324
S&P Global, Inc.	439	85,776
State Street Corp.	662	55,462
SunTrust Banks, Inc.	804	53,699
SVB Financial Group*	92	28,596
Synchrony Financial	1,193	37,078
T Rowe Price Group, Inc.	424	46,292
Torchmark Corp.	181	15,691
Travelers Cos., Inc.	467	60,575
U.S. Bancorp	2,673	141,161
Unum Group	382	14,925
Wells Fargo & Co.	7,566	397,669
Willis Towers Watson PLC	228	32,134
Zions Bancorporation	339	17,001

		6,185,661

HEALTH CARE (13.9%)
Abbott Laboratories	3,062	224,628
AbbVie, Inc.	2,644	250,070
Abiomed, Inc.*	78	35,081
Aetna, Inc.	571	115,827
Agilent Technologies, Inc.	556	39,220
Alexion Pharmaceuticals, Inc.*	389	54,075
Align Technology, Inc.*	127	49,685
Allergan PLC	558	106,288
AmerisourceBergen Corp. Cl A	279	25,729
Amgen, Inc.	1,131	234,445
Anthem, Inc.	454	124,419

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Baxter International, Inc.	868	66,914
Becton Dickinson & Co.	467	121,887
Biogen, Inc.*	353	124,718
Boston Scientific Corp.*	2,416	93,016
Bristol-Myers Squibb Co.	2,849	176,866
Cardinal Health, Inc.	539	29,106
Celgene Corp.*	1,228	109,894
Centene Corp.*	358	51,831
Cerner Corp.*	574	36,971
Cigna Corp.	425	88,506
Cooper Cos., Inc.	85	23,558
CVS Health Corp.	1,778	139,964
Danaher Corp.	1,075	116,810
DaVita, Inc.*	222	15,902
DENTSPLY SIRONA, Inc.	390	14,719
Edwards Lifesciences Corp.*	363	63,198
Eli Lilly & Co.	1,669	179,100
Envision Healthcare Corp.*	211	9,649
Express Scripts Hldg. Co.*	982	93,300
Gilead Sciences, Inc.	2,263	174,726
HCA Healthcare, Inc.	472	65,665
Henry Schein, Inc.*	268	22,788
Hologic, Inc.*	476	19,506
Humana, Inc.	240	81,245
IDEXX Laboratories, Inc.*	151	37,699
Illumina, Inc.*	257	94,334
Incyte Corp.*	308	21,277
Intuitive Surgical, Inc.*	198	113,652
IQVIA Hldgs., Inc.*	282	36,587
Johnson & Johnson	4,686	647,465
Laboratory Corp. of America Hldgs.*	178	30,915
McKesson Corp.	348	46,162
Medtronic PLC	2,358	231,956
Merck & Co., Inc.	4,647	329,658
Mettler-Toledo International, Inc.*	44	26,795
Mylan NV*	902	33,013
Nektar Therapeutics Cl A*	300	18,288
PerkinElmer, Inc.	193	18,773
Perrigo Co. PLC	220	15,576
Pfizer, Inc.	10,243	451,409
Quest Diagnostics, Inc.	239	25,791
Regeneron Pharmaceuticals, Inc.*	134	54,141
ResMed, Inc.	249	28,720
Stryker Corp.	543	96,480
Thermo Fisher Scientific, Inc.	703	171,588
UnitedHealth Group, Inc.	1,682	447,479
Universal Health Svcs., Inc. Cl B	150	19,176
Varian Medical Systems, Inc.*	160	17,909
Vertex Pharmaceuticals, Inc.*	446	85,962
Waters Corp.*	134	26,087
WellCare Health Plans, Inc.*	87	27,883
Zimmer Biomet Hldgs., Inc.	355	46,672
Zoetis, Inc. Cl A	841	77,002

		6,457,755

INDUSTRIALS (9.0%)
3M Co.	1,025	215,978
Alaska Air Group, Inc.	215	14,805
Allegion PLC	165	14,944
American Airlines Group, Inc.	717	29,634
AMETEK, Inc.	404	31,964
AO Smith Corp.	252	13,449
Arconic, Inc.	750	16,507

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Boeing Co.	932	346,611
Caterpillar, Inc.	1,037	158,132
CH Robinson Worldwide, Inc.	242	23,697
Cintas Corp.	150	29,671
Copart, Inc.*	356	18,345
CSX Corp.	1,428	105,743
Cummins, Inc.	263	38,416
Deere & Co.	562	84,485
Delta Air Lines, Inc.	1,101	63,671
Dover Corp.	259	22,929
Eaton Corp. PLC	757	65,655
Emerson Electric Co.	1,099	84,161
Equifax, Inc.	210	27,420
Expeditors International of Washington, Inc.	305	22,427
Fastenal Co.	501	29,068
FedEx Corp.	426	102,577
Flowserve Corp.	228	12,469
Fluor Corp.	245	14,235
Fortive Corp.	539	45,384
Fortune Brands Home & Security, Inc.	250	13,090
General Dynamics Corp.	486	99,494
General Electric Co.	15,191	171,506
Harris Corp.	205	34,688
Honeywell International, Inc.	1,297	215,821
Huntington Ingalls Industries, Inc.	76	19,462
IHS Markit Ltd.*	623	33,617
Illinois Tool Works, Inc.	539	76,064
Ingersoll-Rand PLC	429	43,887
Jacobs Engineering Group, Inc.	208	15,912
JB Hunt Transport Svcs., Inc.	152	18,079
Johnson Controls International PLC	1,616	56,560
Kansas City Southern	178	20,164
L-3 Technologies, Inc.	137	29,129
Lockheed Martin Corp.	432	149,455
Masco Corp.	537	19,654
Nielsen Hldgs. PLC	622	17,205
Norfolk Southern Corp.	489	88,265
Northrop Grumman Corp.	304	96,480
PACCAR, Inc.	612	41,732
Parker-Hannifin Corp.	231	42,488
Pentair PLC	281	12,181
Quanta Svcs., Inc.*	260	8,679
Raytheon Co.	498	102,917
Republic Svcs., Inc. Cl A	381	27,683
Robert Half International, Inc.	213	14,991
Rockwell Automation, Inc.	215	40,317
Rockwell Collins, Inc.	287	40,315
Rollins, Inc.	171	10,378
Roper Technologies, Inc.	180	53,318
Snap-on, Inc.	98	17,993
Southwest Airlines Co.	902	56,330
Stanley Black & Decker, Inc.	267	39,099
Stericycle, Inc.*	149	8,743
Textron, Inc.	434	31,018
TransDigm Group, Inc.*	84	31,273
Union Pacific Corp.	1,294	210,702
United Continental Hldgs., Inc.*	401	35,713
United Parcel Svcs., Inc. Cl B	1,212	141,501
United Rentals, Inc.*	144	23,558
United Technologies Corp.	1,314	183,710
Verisk Analytics, Inc. Cl A*	287	34,598
Waste Management, Inc.	689	62,258

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

WW Grainger, Inc.	80	28,593
Xylem, Inc.	313	24,999

		4,175,996

INFORMATION TECHNOLOGY (19.5%)
Accenture PLC Cl A	1,119	190,454
Adobe Systems, Inc.*	854	230,537
Advanced Micro Devices, Inc.*	1,503	46,428
Akamai Technologies, Inc.*	295	21,579
Alliance Data Systems Corp.	82	19,365
Amphenol Corp. Cl A	524	49,266
Analog Devices, Inc.	649	60,007
ANSYS, Inc.*	147	27,442
Apple, Inc.	8,014	1,809,080
Applied Materials, Inc.	1,718	66,401
Arista Networks, Inc.*	90	23,927
Autodesk, Inc.*	381	59,478
Automatic Data Processing, Inc.	766	115,406
Broadcom, Inc.	754	186,034
Broadridge Financial Solutions, Inc.	203	26,786
CA, Inc.	547	24,150
Cadence Design Systems, Inc.*	494	22,388
Cisco Systems, Inc.	7,987	388,568
Citrix Systems, Inc.*	224	24,900
Cognizant Technology Solutions Corp. Cl A	1,013	78,153
Corning, Inc.	1,415	49,950
DXC Technology Co.	490	45,825
F5 Networks, Inc.*	106	21,139
Fidelity National Information Svcs., Inc.	574	62,606
Fiserv, Inc.*	707	58,243
FleetCor Technologies, Inc.*	154	35,087
FLIR Systems, Inc.	240	14,753
Gartner, Inc.*	159	25,202
Global Payments, Inc.	276	35,162
Hewlett Packard Enterprise Co.	2,571	41,933
HP, Inc.	2,764	71,228
Intel Corp.	8,058	381,063
International Business Machines Corp.	1,596	241,331
Intuit, Inc.	452	102,785
IPG Photonics Corp.*	63	9,832
Juniper Networks, Inc.	602	18,042
KLA-Tencor Corp.	272	27,665
Lam Research Corp.	276	41,869
Mastercard, Inc. Cl A	1,593	354,618
Microchip Technology, Inc.	411	32,432
Micron Technology, Inc.*	2,028	91,726
Microsoft Corp.	13,381	1,530,385
Motorola Solutions, Inc.	283	36,830
NetApp, Inc.	453	38,908
NVIDIA Corp.	1,063	298,724
Oracle Corp.	4,942	254,810
Paychex, Inc.	559	41,170
PayPal Hldgs., Inc.*	2,068	181,653
Qorvo, Inc.*	219	16,839
QUALCOMM, Inc.	2,457	176,978
Red Hat, Inc.*	309	42,111
Salesforce.com, Inc.*	1,320	209,920
Seagate Technology PLC	458	21,686
Skyworks Solutions, Inc.	311	28,211
Symantec Corp.	1,084	23,068
Synopsys, Inc.*	259	25,540
TE Connectivity Ltd.	608	53,461
Texas Instruments, Inc.	1,697	182,071

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Total System Svcs., Inc.	293	28,931
VeriSign, Inc.*	187	29,942
Visa, Inc. Cl A	3,103	465,729
Western Digital Corp.	510	29,855
Western Union Co.	782	14,905
Xerox Corp.	388	10,468
Xilinx, Inc.	441	35,355

		9,010,390

MATERIALS (2.3%)
Air Products & Chemicals, Inc.	383	63,980
Albemarle Corp.	189	18,858
Avery Dennison Corp.	152	16,469
Ball Corp.	600	26,394
CF Industries Hldgs., Inc.	408	22,212
DowDuPont, Inc.	4,033	259,362
Eastman Chemical Co.	247	23,643
Ecolab, Inc.	444	69,610
FMC Corp.	234	20,400
Freeport-McMoRan, Inc.	2,532	35,245
International Flavors & Fragrances, Inc.	160	22,259
International Paper Co.	714	35,093
LyondellBasell Industries NV Cl A	558	57,201
Martin Marietta Materials, Inc.	110	20,015
Mosaic Co.	620	20,138
Newmont Mining Corp.	931	28,116
Nucor Corp.	552	35,024
Packaging Corp. of America	164	17,989
PPG Industries, Inc.	424	46,271
Praxair, Inc.	502	80,687
Sealed Air Corp.	277	11,122
Sherwin-Williams Co.	143	65,095
Vulcan Materials Co.	230	25,576
WestRock Co.	445	23,781

		1,044,540

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	184	23,145
American Tower Corp.	769	111,736
Apartment Investment & Management Co. Cl A	274	12,092
AvalonBay Communities, Inc.	241	43,657
Boston Properties, Inc.	269	33,111
CBRE Group, Inc. Cl A*	552	24,343
Crown Castle International Corp.	724	80,603
Digital Realty Trust, Inc.	360	40,493
Duke Realty Corp.	624	17,703
Equinix, Inc.	138	59,739
Equity Residential	643	42,605
Essex Property Trust, Inc.	115	28,372
Extra Space Storage, Inc.	221	19,147
Federal Realty Investment Trust	128	16,188
HCP, Inc.	821	21,609
Host Hotels & Resorts, Inc.	1,297	27,367
Iron Mountain, Inc.	500	17,260
Kimco Realty Corp.	738	12,354
Macerich Co.	185	10,229
Mid-America Apartment Communities, Inc.	198	19,836
Prologis, Inc.	1,099	74,501
Public Storage	262	52,827
Realty Income Corp.	507	28,843
Regency Centers Corp.	296	19,142
SBA Communications Corp. Cl A*	200	32,126
Simon Property Group, Inc.	541	95,622
SL Green Realty Corp.	151	14,727

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

UDR, Inc.	467	18,881
Ventas, Inc.	623	33,879
Vornado Realty Trust	302	22,046
Welltower, Inc.	650	41,808
Weyerhaeuser Co.	1,324	42,725

		1,138,716

UTILITIES (2.6%)
AES Corp.	1,156	16,184
Alliant Energy Corp.	408	17,368
Ameren Corp.	426	26,932
American Electric Power Co., Inc.	861	61,028
American Water Works Co., Inc.	315	27,710
CenterPoint Energy, Inc.	868	24,000
CMS Energy Corp.	495	24,255
Consolidated Edison, Inc.	543	41,371
Dominion Energy, Inc.	1,142	80,260
DTE Energy Co.	317	34,594
Duke Energy Corp.	1,243	99,465
Edison International	569	38,510
Entergy Corp.	316	25,637
Evergy, Inc.	475	26,087
Eversource Energy	553	33,976
Exelon Corp.	1,687	73,654
FirstEnergy Corp.	850	31,594
NextEra Energy, Inc.	823	137,935
NiSource, Inc.	635	15,824
NRG Energy, Inc.	530	19,822
PG&E Corp.*	907	41,731
Pinnacle West Capital Corp.	195	15,440
PPL Corp.	1,224	35,814
Public Svcs. Enterprise Group, Inc.	883	46,614
SCANA Corp.	249	9,684
Sempra Energy	477	54,259
Southern Co.	1,771	77,216
WEC Energy Group, Inc.	551	36,785
Xcel Energy, Inc.	889	41,970

		1,215,719

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,403,957) 93.7%		43,402,885

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.0%)
U.S. Treasury Bill	A-1+	1.95	10/25/18	2,200,000	2,197,152
U.S. Treasury Bill (1)	A-1+	2.05	11/29/18	150,000	149,479

					2,346,631

COMMERCIAL PAPER (1.1%)
Cargill, Inc.†	A-1	2.15	10/01/18	500,000	500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,846,652) 6.1%					2,846,631

TOTAL INVESTMENTS (Cost: $31,250,609) 99.8%					46,249,516

OTHER NET ASSETS 0.2%					73,444

NET ASSETS 100.0%					$46,322,960

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
AMC Networks, Inc. Cl A*	622	41,264
Cable One, Inc.	68	60,086
Cars.com, Inc.*	869	23,993
Cinemark Hldgs., Inc.	1,450	58,290
John Wiley & Sons, Inc. Cl A	625	37,875
Live Nation Entertainment, Inc.*	1,890	102,948
Meredith Corp.	545	27,822
New York Times Co. Cl A	1,962	45,420
TEGNA, Inc.	2,982	35,665
Telephone & Data Systems, Inc.	1,268	38,585
World Wrestling Entertainment, Inc. Cl A	590	57,071

		529,019

CONSUMER DISCRETIONARY (10.7%)
Aaron’s, Inc.	939	51,138
Adient PLC	1,211	47,604
Adtalem Global Education, Inc.*	815	39,283
American Eagle Outfitters, Inc.	2,290	56,861
AutoNation, Inc.*	797	33,115
Bed Bath & Beyond, Inc.	1,901	28,515
Big Lots, Inc.	552	23,068
Boyd Gaming Corp.	1,113	37,675
Brinker International, Inc.	581	27,150
Brunswick Corp.	1,186	79,486
Carter’s, Inc.	638	62,907
Cheesecake Factory, Inc.	585	31,321
Churchill Downs, Inc.	163	45,265
Cracker Barrel Old Country Store, Inc.	329	48,406
Dana, Inc.	2,040	38,087
Deckers Outdoor Corp.*	413	48,974
Delphi Technologies PLC	1,223	38,353
Dick’s Sporting Goods, Inc.	1,057	37,502
Dillard’s, Inc. Cl A	262	20,001
Domino’s Pizza, Inc.	576	169,805
Dunkin’ Brands Group, Inc.	1,157	85,294
Eldorado Resorts, Inc.*	880	42,768
Five Below, Inc.*	751	97,675
Gentex Corp.	3,721	79,853
Graham Hldgs. Co. Cl B	60	34,758
Helen of Troy Ltd.*	362	47,386
International Speedway Corp. Cl A	336	14,717
Jack in the Box, Inc.	373	31,269
KB Home	1,164	27,831
Marriott Vacations Worldwide Corp.	573	64,033
Michaels Cos., Inc.*	1,341	21,764
Murphy USA, Inc.*	407	34,782
NVR, Inc.*	46	113,657
Ollie’s Bargain Outlet Hldgs., Inc.*	699	67,174
Papa John’s International, Inc.	312	15,999
Polaris Industries, Inc.	815	82,274
Pool Corp.	557	92,952
Sally Beauty Hldgs., Inc.*	1,654	30,417
Scientific Games Corp.*	746	18,948
Service Corp. International	2,470	109,174
Signet Jewelers Ltd.	721	47,535
Six Flags Entertainment Corp.	976	68,144
Skechers U.S.A., Inc. Cl A*	1,849	51,643

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Sotheby’s*	508	24,988
Tempur Sealy International, Inc.*	632	33,433
Texas Roadhouse, Inc. Cl A	912	63,192
Thor Industries, Inc.	694	58,088
Toll Brothers, Inc.	1,862	61,502
TRI Pointe Group, Inc.*	2,074	25,718
Tupperware Brands Corp.	700	23,415
Urban Outfitters, Inc.*	1,037	42,413
Visteon Corp.*	414	38,461
Weight Watchers International, Inc.*	534	38,443
Wendy’s Co.	2,554	43,776
Williams-Sonoma, Inc.	1,104	72,555
Wyndham Destinations, Inc.	1,380	59,837
Wyndham Hotels & Resorts, Inc.	1,365	75,853

		2,906,237

CONSUMER STAPLES (3.0%)
Boston Beer Co., Inc. Cl A*	119	34,212
Casey’s General Stores, Inc.	503	64,942
Edgewell Personal Care Co.*	751	34,719
Energizer Hldgs., Inc.	822	48,210
Flowers Foods, Inc.	2,521	47,042
Hain Celestial Group, Inc.*	1,172	31,785
Ingredion, Inc.	978	102,651
Lamb Weston Hldgs., Inc.	2,001	133,267
Lancaster Colony Corp.	267	39,839
Nu Skin Enterprises, Inc. Cl A	763	62,886
Post Hldgs., Inc.*	903	88,530
Sanderson Farms, Inc.	276	28,530
Sprouts Farmers Market, Inc.*	1,712	46,926
Tootsie Roll Industries, Inc.	257	7,517
TreeHouse Foods, Inc.*	780	37,323
United Natural Foods, Inc.*	669	20,037

		828,416

ENERGY (4.8%)
Apergy Corp.*	1,039	45,259
Callon Petroleum Co.*	3,116	37,361
Chesapeake Energy Corp.*	12,258	55,038
CNX Resources Corp.*	2,924	41,842
Core Laboratories N.V.	607	70,309
Diamond Offshore Drilling, Inc.*	895	17,900
Dril-Quip, Inc.*	510	26,647
Energen Corp.*	1,111	95,735
Ensco PLC Cl A	6,078	51,298
Gulfport Energy Corp.*	2,184	22,735
Matador Resources Co.*	1,408	46,534
McDermott International, Inc.*	2,474	45,596
Murphy Oil Corp.	2,175	72,515
Nabors Industries Ltd.	4,373	26,938
Oasis Petroleum, Inc.*	3,553	50,382
Oceaneering International, Inc.*	1,354	37,370
Patterson-UTI Energy, Inc.	2,982	51,022
PBF Energy, Inc. Cl A	1,607	80,205
QEP Resources, Inc.*	3,256	36,858
Range Resources Corp.	2,833	48,133
Rowan Cos. PLC Cl A*	1,758	33,103
SM Energy Co.	1,405	44,300
Southwestern Energy Co.*	8,048	41,125
Superior Energy Svcs., Inc.*	2,032	19,792
Transocean Ltd.*	5,901	82,319
World Fuel Svcs. Corp.	935	25,881
WPX Energy, Inc.*	5,325	107,139

		1,313,336

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FINANCIALS (16.3%)
Alleghany Corp.	204	133,116
American Financial Group, Inc.	966	107,197
Aspen Insurance Hldgs. Ltd.	815	34,067
Associated Banc-Corp.	2,354	61,204
BancorpSouth Bank	1,235	40,384
Bank of Hawaii Corp.	577	45,531
Bank of the Ozarks, Inc.	1,675	63,583
Brown & Brown, Inc.	3,185	94,180
Cathay General Bancorp	1,058	43,843
Chemical Financial Corp.	985	52,599
CNO Financial Group, Inc.	2,272	48,212
Commerce Bancshares, Inc.	1,308	86,354
Cullen/Frost Bankers, Inc.	883	92,221
East West Bancorp, Inc.	1,994	120,378
Eaton Vance Corp.	1,614	84,832
Evercore, Inc. Cl A	562	56,509
FactSet Research Systems, Inc.	527	117,895
Federated Investors, Inc. Cl B	1,321	31,863
First American Financial Corp.	1,523	78,572
First Horizon National Corp.	4,488	77,463
FNB Corp.	4,460	56,731
Fulton Financial Corp.	2,411	40,143
Genworth Financial, Inc. Cl A*	7,060	29,440
Hancock Whitney Corp.	1,176	55,919
Hanover Insurance Group, Inc.	581	71,678
Home BancShares, Inc.	2,213	48,465
Interactive Brokers Group, Inc. Cl A	1,037	57,356
International Bancshares Corp.	755	33,975
iShares Core S&P Mid-Cap ETF	2,194	441,631
Janus Henderson Group PLC*	2,303	62,089
Kemper Corp.	835	67,176
Legg Mason, Inc.	1,181	36,883
LendingTree, Inc.*	103	23,700
MarketAxess Hldgs., Inc.	518	92,458
MB Financial, Inc.	1,162	53,580
Mercury General Corp.	371	18,609
Navient Corp.	3,256	43,891
New York Community Bancorp, Inc.	6,808	70,599
Old Republic International Corp.	3,922	87,774
PacWest Bancorp	1,683	80,195
Pinnacle Financial Partners, Inc.	1,010	60,751
Primerica, Inc.	595	71,727
Prosperity Bancshares, Inc.	916	63,525
Reinsurance Group of America, Inc. Cl A	875	126,490
RenaissanceRe Hldgs. Ltd.	552	73,736
SEI Investments Co.	1,807	110,408
Signature Bank	770	88,427
SLM Corp.*	6,016	67,078
Sterling Bancorp	3,097	68,134
Stifel Financial Corp.	983	50,389
Synovus Financial Corp.	1,608	73,630
TCF Financial Corp.	2,311	55,025
Texas Capital Bancshares, Inc.*	688	56,863
Trustmark Corp.	930	31,294
UMB Financial Corp.	619	43,887
Umpqua Hldgs. Corp.	3,042	63,274
United Bankshares, Inc.	1,433	52,090
Valley National Bancorp	4,575	51,469
Washington Federal, Inc.	1,145	36,640

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Webster Financial Corp.	1,272	74,997
Wintrust Financial Corp.	777	65,998
WR Berkley Corp.	1,321	105,588

		4,433,715

HEALTH CARE (9.3%)
Acadia Healthcare Co., Inc.*	1,216	42,803
Akorn, Inc.*	1,295	16,809
Allscripts Healthcare Solutions, Inc.*	2,385	33,986
Avanos Medical, Inc.*	646	44,251
Bio-Rad Laboratories, Inc. Cl A*	265	82,942
Bio-Techne Corp.	514	104,913
Cantel Medical Corp.	492	45,294
Catalent, Inc.*	1,970	89,733
Charles River Laboratories International, Inc.*	656	88,258
Chemed Corp.	220	70,308
Encompass Health Corp.	1,352	105,388
Exelixis, Inc.*	4,060	71,943
Globus Medical, Inc. Cl A*	995	56,476
Haemonetics Corp.*	700	80,206
HealthEquity, Inc.*	737	69,580
Hill-Rom Hldgs., Inc.	912	86,093
ICU Medical, Inc.*	228	64,467
Inogen, Inc.*	240	58,589
Integra LifeSciences Hldgs. Corp.*	962	63,367
LifePoint Health, Inc.*	530	34,132
LivaNova PLC*	656	81,324
Mallinckrodt PLC*	1,139	33,384
Masimo Corp.*	653	81,325
Medidata Solutions, Inc.*	819	60,041
MEDNAX, Inc.*	1,263	58,932
Molina Healthcare, Inc.*	842	125,205
NuVasive, Inc.*	705	50,041
Patterson Cos., Inc.	1,150	28,118
PRA Health Sciences, Inc.*	794	87,491
Prestige Consumer Healthcare, Inc.*	717	27,167
STERIS PLC	1,159	132,590
Syneos Health, Inc. Cl A*	833	42,941
Teleflex, Inc.	625	166,306
Tenet Healthcare Corp.*	1,141	32,473
United Therapeutics Corp.*	594	75,961
West Pharmaceutical Svcs., Inc.	994	122,729

		2,515,566

INDUSTRIALS (13.4%)
Acuity Brands, Inc.	555	87,246
AECOM*	2,219	72,473
AGCO Corp.	917	55,744
Avis Budget Group, Inc.*	922	29,633
Brink’s Co.	699	48,755
Carlisle Cos., Inc.	819	99,754
Clean Harbors, Inc.*	700	50,106
Crane Co.	702	69,042
Curtiss-Wright Corp.	606	83,277
Deluxe Corp.	655	37,296
Donaldson Co., Inc.	1,765	102,829
Dun & Bradstreet Corp.	512	72,965
Dycom Industries, Inc.*	429	36,293
EMCOR Group, Inc.	794	59,637
EnerSys	577	50,274
Esterline Technologies Corp.*	365	33,197
GATX Corp.	520	45,027
Genesee & Wyoming, Inc. Cl A*	815	74,157

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Graco, Inc.	2,299	106,536
Granite Construction, Inc.	628	28,700
Healthcare Svcs. Group, Inc.	1,024	41,595
Herman Miller, Inc.	828	31,795
HNI Corp.	605	26,765
Hubbell, Inc. Cl B	756	100,979
IDEX Corp.	1,057	159,248
ITT, Inc.	1,201	73,573
JetBlue Airways Corp.*	4,328	83,790
KBR, Inc.	1,929	40,760
Kennametal, Inc.	1,131	49,266
Kirby Corp.*	732	60,207
Knight-Swift Transportation Hldgs., Inc. Cl A	1,764	60,823
Landstar System, Inc.	564	68,808
Lennox International, Inc.	498	108,763
Lincoln Electric Hldgs., Inc.	902	84,283
ManpowerGroup, Inc.	892	76,676
MSA Safety, Inc.	478	50,878
MSC Industrial Direct Co., Inc. Cl A	636	56,038
Nordson Corp.	722	100,286
NOW, Inc.*	1,501	24,842
nVent Electric PLC	2,237	60,757
Old Dominion Freight Line, Inc.	903	145,618
Oshkosh Corp.	1,015	72,309
Pitney Bowes, Inc.	2,600	18,408
Regal Beloit Corp.	601	49,552
Ryder System, Inc.	730	53,341
Teledyne Technologies, Inc.*	494	121,860
Terex Corp.	896	35,759
Timken Co.	956	47,657
Toro Co.	1,450	86,956
Trinity Industries, Inc.	2,011	73,683
Valmont Industries, Inc.	309	42,796
Wabtec Corp.	1,170	122,710
Watsco, Inc.	440	78,364
Werner Enterprises, Inc.	604	21,351
Woodward, Inc.	762	61,615

		3,635,052

INFORMATION TECHNOLOGY (15.2%)
ACI Worldwide, Inc.*	1,585	44,602
Acxiom Hldgs., Inc.*	1,054	52,078
ARRIS International PLC*	2,321	60,323
Arrow Electronics, Inc.*	1,205	88,833
Avnet, Inc.	1,588	71,095
Belden, Inc.	561	40,061
Blackbaud, Inc.	660	66,977
CDK Global, Inc.	1,772	110,856
Ciena Corp.*	1,934	60,418
Cirrus Logic, Inc.*	835	32,231
Cognex Corp.	2,339	130,563
Coherent, Inc.*	334	57,511
CommVault Systems, Inc.*	517	36,190
Convergys Corp.	1,254	29,770
CoreLogic, Inc.*	1,114	55,043
Cree, Inc.*	1,374	52,033
Cypress Semiconductor Corp.	4,977	72,117
Fair Isaac Corp.*	401	91,648
First Solar, Inc.*	1,026	49,679
Fortinet, Inc.*	1,948	179,742
Integrated Device Technology, Inc.*	1,771	83,255
InterDigital, Inc.	477	38,160

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

j2 Global, Inc.	642	53,190
Jabil, Inc.	2,104	56,976
Jack Henry & Associates, Inc.	1,057	169,204
Keysight Technologies, Inc.*	2,560	169,677
Leidos Hldgs., Inc.	2,060	142,470
Littelfuse, Inc.	347	68,668
LogMeIn, Inc.	708	63,083
Lumentum Hldgs., Inc.*	852	51,077
Manhattan Associates, Inc.*	906	49,468
MAXIMUS, Inc.	879	57,188
MKS Instruments, Inc.	763	61,154
Monolithic Power Systems, Inc.	536	67,284
National Instruments Corp.	1,546	74,718
NCR Corp.*	1,618	45,967
NetScout Systems, Inc.*	999	25,225
Perspecta, Inc.	1,965	50,540
Plantronics, Inc.	448	27,014
PTC, Inc.*	1,438	152,701
Sabre Corp.	3,435	89,585
Science Applications International Corp.	581	46,829
Silicon Laboratories, Inc.*	594	54,529
Synaptics, Inc.*	481	21,943
SYNNEX Corp.	416	35,235
Tech Data Corp.*	529	37,860
Teradata Corp.*	1,640	61,844
Teradyne, Inc.	2,550	94,299
Trimble, Inc.*	3,444	149,676
Tyler Technologies, Inc.*	529	129,637
Ultimate Software Group, Inc.*	420	135,320
Versum Materials, Inc.	1,512	54,447
ViaSat, Inc.*	766	48,986
Vishay Intertechnology, Inc.	1,831	37,261
WEX, Inc.*	593	119,051
Zebra Technologies Corp. Cl A*	737	130,324

		4,135,615

MATERIALS (6.2%)
Allegheny Technologies, Inc.*	1,671	49,378
AptarGroup, Inc.	846	91,148
Ashland Global Hldgs., Inc.	857	71,868
Bemis Co., Inc.	1,245	60,507
Cabot Corp.	846	53,061
Carpenter Technology Corp.	643	37,905
Chemours Co.	2,480	97,811
Commercial Metals Co.	1,578	32,381
Compass Minerals International, Inc.	466	31,315
Domtar Corp.	862	44,970
Eagle Materials, Inc.	655	55,832
Greif, Inc. Cl A	356	19,103
Louisiana-Pacific Corp.	1,978	52,397
Minerals Technologies, Inc.	486	32,854
NewMarket Corp.	124	50,283
Olin Corp.	2,313	59,398
Owens-Illinois, Inc.*	2,196	41,263
PolyOne Corp.	1,097	47,961
Reliance Steel & Aluminum Co.	981	83,669
Royal Gold, Inc.	893	68,815
RPM International, Inc.	1,818	118,061
Scotts Miracle-Gro Co.	543	42,750
Sensient Technologies Corp.	580	44,376
Silgan Hldgs., Inc.	1,070	29,746
Sonoco Products Co.	1,372	76,146

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Steel Dynamics, Inc.	3,157	142,665
United States Steel Corp.	2,369	72,207
Valvoline, Inc.	2,625	56,464
Worthington Industries, Inc.	550	23,848

		1,688,182

REAL ESTATE (8.2%)
Alexander & Baldwin, Inc.	933	21,170
American Campus Communities, Inc.	1,887	77,669
Camden Property Trust	1,278	119,582
CoreCivic, Inc.	1,648	40,096
CoreSite Realty Corp.	528	58,682
Corporate Office Properties Trust	1,424	42,478
Cousins Properties, Inc.	5,817	51,713
CyrusOne, Inc.	1,431	90,725
Douglas Emmett, Inc.	2,222	83,814
EPR Properties	1,025	70,120
First Industrial Realty Trust, Inc.	1,736	54,510
GEO Group, Inc.	1,678	42,219
Healthcare Realty Trust, Inc.	1,728	50,561
Highwoods Properties, Inc.	1,424	67,298
Hospitality Properties Trust	2,268	65,409
JBG SMITH Properties	1,492	54,950
Jones Lang LaSalle, Inc.	624	90,056
Kilroy Realty Corp.	1,385	99,291
Lamar Advertising Co. Cl A	1,166	90,715
LaSalle Hotel Properties	1,520	52,577
Liberty Property Trust	2,036	86,021
Life Storage, Inc.	643	61,188
Mack-Cali Realty Corp.	1,241	26,384
Medical Properties Trust, Inc.	5,043	75,191
National Retail Properties, Inc.	2,155	96,587
Omega Healthcare Investors, Inc.	2,763	90,544
PotlatchDeltic Corp.	862	35,299
Rayonier, Inc.	1,771	59,878
Realogy Hldgs. Corp.	1,691	34,902
Sabra Health Care REIT, Inc.	2,464	56,968
Senior Housing Properties Trust	3,279	57,579
Tanger Factory Outlet Centers, Inc.	1,296	29,652
Taubman Centers, Inc.	839	50,197
Uniti Group, Inc.	2,420	48,763
Urban Edge Properties	1,563	34,511
Weingarten Realty Investors	1,639	48,777

		2,216,076

UTILITIES (4.2%)
ALLETE, Inc.	706	52,957
Aqua America, Inc.	2,441	90,073
Atmos Energy Corp.	1,530	143,682
Black Hills Corp.	741	43,045
Hawaiian Electric Industries, Inc.	1,494	53,171
IDACORP, Inc.	692	68,667
MDU Resources Group, Inc.	2,682	68,901
National Fuel Gas Co.	1,176	65,927
New Jersey Resources Corp.	1,214	55,965
NorthWestern Corp.	693	40,651
OGE Energy Corp.	2,744	99,662
ONE Gas, Inc.	720	59,242
PNM Resources, Inc.	1,093	43,119
Southwest Gas Hldgs., Inc.	674	53,266
UGI Corp.	2,374	131,709
Vectren Corp.	1,140	81,499

		1,151,536

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $19,532,035) 93.3%		25,352,750

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.1%)
U.S. Treasury Bill	A-1+	2.03	11/08/18	1,200,000	1,197,445
U.S. Treasury Bill (1)	A-1+	2.05	11/29/18	200,000	199,304

					1,396,749

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,396,778) 5.1%					1,396,749

TOTAL INVESTMENTS (Cost: $20,928,813) 98.4%					26,749,499

OTHER NET ASSETS 1.6%					426,967

NET ASSETS 100.0%					$27,176,466

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.1%)
MSG Networks, Inc. Cl A*	3,139	80,986
ORBCOMM, Inc.*	8,485	92,147
Shenandoah Telecommunications Co.	1,819	70,486

		243,619

CONSUMER DISCRETIONARY (6.0%)
Belmond Ltd. Cl A*	3,602	65,736
Dave & Buster’s Entertainment, Inc.	541	35,825
Houghton Mifflin Harcourt Co.*	11,875	83,125
Lithia Motors, Inc. Cl A	1,451	118,489
Marriott Vacations Worldwide Corp.	351	39,224
Playa Hotels & Resorts NV*	11,503	110,774
Red Rock Resorts, Inc. Cl A	957	25,504
Sleep Number Corp.*	3,925	144,361
Unifi, Inc.*	2,305	65,301

		688,339

CONSUMER STAPLES (1.6%)
Crimson Wine Group Ltd.*	11,985	107,266
Orchids Paper Products Co.*	5,952	19,642
Vector Group Ltd.	4,085	56,291

		183,199

ENERGY (7.6%)
Abraxas Petroleum Corp.*	15,164	35,332
C&J Energy Svcs., Inc.*	1,740	36,192
Callon Petroleum Co.*	6,704	80,381
Carrizo Oil & Gas, Inc.*	3,832	96,566
CrossAmerica Partners LP	3,005	54,390
Matrix Svcs. Co.*	1,944	47,920
PBF Energy, Inc. Cl A	4,738	236,473
PDC Energy, Inc.*	1,727	84,554
ProPetro Hldgs. Corp.*	4,307	71,022
Range Resources Corp.	3,034	51,548
Whiting Petroleum Corp.*	1,517	80,462

		874,840

FINANCIALS (30.7%)
American Equity Investment Life Hldg. Co.	3,905	138,081
Aspen Insurance Hldgs. Ltd.	2,669	111,564
BancFirst Corp.	2,986	179,011
Bank of Marin Bancorp	1,213	101,771
Banner Corp.	2,337	145,291
Bridgewater Bancshares, Inc.*	416	5,416
Brookline Bancorp, Inc.	9,222	154,008
Bryn Mawr Bank Corp.	2,698	126,536
Cadence Bancorporation Cl A	2,935	76,662
CenterState Bank Corp.	3,600	100,980
Columbia Banking System, Inc.	1,368	53,037
Dime Community Bancshares, Inc.	4,071	72,667
Ellington Financial LLC*	8,008	128,208
Enterprise Financial Svcs. Corp.	2,912	154,482
First Connecticut Bancorp, Inc.	2,064	60,991
First Interstate BancSystem, Inc. Cl A	3,414	152,947
Flushing Financial Corp.	3,105	75,762
Glacier Bancorp, Inc.	2,748	118,411
Great Southern Bancorp, Inc.	1,138	62,988
IBERIABANK Corp.	504	41,000
Investors Bancorp, Inc.	4,173	51,203
Marlin Business Svcs. Corp.	4,808	138,711
MB Financial, Inc.	2,140	98,675
NMI Hldgs., Inc. Cl A*	10,518	238,233
Northfield Bancorp, Inc.	6,728	107,110
Selective Insurance Group, Inc.	2,983	189,421
Sterling Bancorp	2,147	47,234
Stock Yards Bancorp, Inc.	5,413	196,492

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

SVB Financial Group*	583	181,214
TriCo Bancshares	1,828	70,597
UMB Financial Corp.	994	70,475
United Financial Bancorp, Inc.	1,730	29,116
Wintrust Financial Corp.	652	55,381

		3,533,675

HEALTH CARE (5.9%)
Avanos Medical, Inc.*	912	62,472
Emergent BioSolutions, Inc.*	881	57,996
Envision Healthcare Corp.*	651	29,770
Exact Sciences Corp.*	849	67,003
Neurocrine Biosciences, Inc.*	257	31,598
Nevro Corp.*	403	22,971
Pacific Biosciences of CA, Inc.*	8,256	44,665
Pacira Pharmaceuticals, Inc.*	873	42,908
Sientra, Inc.*	280	6,687
Supernus Pharmaceuticals, Inc.*	3,774	190,021
Vericel Corp.*	3,871	54,775
Wright Medical Group NV*	2,519	73,101

		683,967

INDUSTRIALS (13.6%)
BMC Stock Hldgs., Inc.*	3,581	66,786
Builders FirstSource, Inc.*	3,334	48,943
Daseke, Inc.*	10,256	82,253
Deluxe Corp.	514	29,267
EMCOR Group, Inc.	792	59,487
Encore Wire Corp.	2,605	130,510
GMS, Inc.*	2,494	57,861
Hyster-Yale Materials Handling, Inc.	1,052	64,730
ICF International, Inc.	1,000	75,450
Kirby Corp.*	1,358	111,696
Landstar System, Inc.	833	101,626
LSC Communications, Inc.	5,982	66,161
Miller Industries, Inc.	6,061	163,041
Mueller Industries, Inc.	11,062	320,577
Universal Forest Products, Inc.	2,919	103,128
VSE Corp.	2,463	81,599

		1,563,115

INFORMATION TECHNOLOGY (9.8%)
Aerohive Networks, Inc.*	6,705	27,625
Anixter International, Inc.*	892	62,708
Apptio, Inc. Cl A*	1,020	37,699
Comtech Telecommunications Corp.	1,249	45,301
Cray, Inc.*	2,281	49,041
Everspin Technologies, Inc.*	2,711	20,820
Five9, Inc.*	1,050	45,874
II-VI, Inc.*	995	47,064
Lumentum Hldgs., Inc.*	774	46,401
MaxLinear, Inc. Cl A*	2,641	52,503
MKS Instruments, Inc.	410	32,862
Perficient, Inc.*	1,653	44,052
Perspecta, Inc.	2,111	54,295
Plexus Corp.*	790	46,223
Proofpoint, Inc.*	400	42,532
Rapid7, Inc.*	1,330	49,104
Richardson Electronics Ltd.*	12,767	111,967
Rogers Corp.*	164	24,160
Sequans Communications S.A. ADR*	21,366	30,340
SYNNEX Corp.	907	76,823
ViaSat, Inc.*	860	54,997
Xperi Corp.	3,403	50,535
Xura, Inc.*	3,068	76,700	††

		1,129,626

MATERIALS (3.9%)
Berry Global Group, Inc.*	636	30,776
Boise Cascade Co.	1,974	72,643

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Ferro Corp.*	2,520	58,514
Ferroglobe PLC	3,579	29,240
Kaiser Aluminum Corp.	834	90,956
Kraton Corp.*	1,332	62,804
TimkenSteel Corp.*	3,372	50,142
U.S. Concrete, Inc.*	1,121	51,398

		446,473

REAL ESTATE (10.9%)
Alexander’s, Inc.	127	43,599
Chatham Lodging Trust	2,689	56,173
Chesapeake Lodging Trust	3,575	114,650
Cousins Properties, Inc.	9,917	88,162
Easterly Government Properties, Inc.	5,664	109,712
Forest City Realty Trust, Inc. Cl A	5,751	144,293
GEO Group, Inc.	5,466	137,524
Highwoods Properties, Inc.	2,276	107,564
JBG SMITH Properties	1,517	55,871
Medical Properties Trust, Inc.	6,548	97,631
Pennsylvania Real Estate Investment Trust	4,069	38,493
RLJ Lodging Trust	2,340	51,550
Sabra Health Care REIT, Inc.	2,482	57,384
Summit Hotel Properties, Inc.	1,879	25,423
Terreno Realty Corp.	2,718	102,469
Urstadt Biddle Properties, Inc. Cl A	1,467	31,232

		1,261,730

UTILITIES (4.6%)
Avista Corp.	2,188	110,625
IDACORP, Inc.	1,053	104,489
Northwest Natural Gas Co.	1,009	67,502
NorthWestern Corp.	1,250	73,325
PNM Resources, Inc.	2,219	87,540
Portland General Electric Co.	1,758	80,183

		523,664

TOTAL COMMON STOCKS (Cost: $9,134,660) 96.7%		11,132,247

TOTAL INVESTMENTS (Cost: $9,134,660) 96.7%		11,132,247

OTHER NET ASSETS 3.3%		374,516

NET ASSETS 100.0%		$11,506,763

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.8%)
Lions Gate Entertainment Corp. Cl A	1,804	44,000
Lions Gate Entertainment Corp. Cl B	1,905	44,386
Nexstar Media Group, Inc. Cl A	339	27,595
ORBCOMM, Inc.*	5,393	58,568
Shenandoah Telecommunications Co.	1,676	64,945
Take-Two Interactive Software, Inc.*	393	54,230
World Wrestling Entertainment, Inc. Cl A	564	54,556

		348,280

CONSUMER DISCRETIONARY (13.1%)
American Axle & Manufacturing Hldgs., Inc.*	2,998	52,285
Belmond Ltd. Cl A*	3,021	55,133
Bloomin’ Brands, Inc.	7,281	144,091
Dave & Buster’s Entertainment, Inc.	1,257	83,239
Etsy, Inc.*	1,055	54,206
Five Below, Inc.*	1,390	180,784
Haverty Furniture Cos., Inc.	3,772	83,361
Lithia Motors, Inc. Cl A	753	61,490
Red Rock Resorts, Inc. Cl A	4,135	110,198
Shutterfly, Inc.*	505	33,274
Sleep Number Corp.*	3,990	146,752
Stamps.com, Inc.*	166	37,549
Steven Madden Ltd.	1,361	71,997
Texas Roadhouse, Inc. Cl A	470	32,566
Weight Watchers International, Inc.*	696	50,105

		1,197,030

CONSUMER STAPLES (1.4%)
Cal-Maine Foods, Inc.	953	46,030
Vector Group Ltd.	2,095	28,869
WD-40 Co.	320	55,072

		129,971

ENERGY (2.4%)
C&J Energy Svcs., Inc.*	2,440	50,752
Kosmos Energy Ltd.*	3,970	37,120
Matador Resources Co.*	877	28,985
Ring Energy, Inc.*	3,232	32,029
U.S. Silica Hldgs., Inc.	1,250	23,537
Whiting Petroleum Corp.*	947	50,229

		222,652

FINANCIALS (8.6%)
AMERISAFE, Inc.	833	51,604
First Merchants Corp.	1,842	82,871
Heritage Financial Corp.	2,491	87,559
iShares Micro-Cap ETF	570	60,594
Moelis & Co. Cl A	1,655	90,694
Pinnacle Financial Partners, Inc.	1,064	63,999
Primerica, Inc.	414	49,908
S&T Bancorp, Inc.	1,744	75,620
Starwood Property Trust, Inc.	2,213	47,624
State Bank Financial Corp.	1,736	52,392
TriState Capital Hldgs., Inc.*	2,281	62,956
United Insurance Hldgs., Corp.	2,531	56,644

		782,465

HEALTH CARE (26.2%)
Acadia Healthcare Co., Inc.*	1,226	43,155
ACADIA Pharmaceuticals, Inc.*	2,266	47,042
Acceleron Pharma, Inc.*	857	49,046
Agios Pharmaceuticals, Inc.*	311	23,984
Akebia Therapeutics, Inc.*	1,564	13,810
Alder Biopharmaceuticals, Inc.*	1,540	25,641
Amicus Therapeutics, Inc.*	2,950	35,666
AMN Healthcare Svcs., Inc.*	544	29,757
Aptinyx, Inc.*	543	15,725

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Array BioPharma, Inc.*	2,084	31,677
AxoGen, Inc.*	971	35,781
Blueprint Medicines Corp.*	315	24,589
Cambrex Corp.*	360	24,624
Chemed Corp.	148	47,298
Editas Medicine, Inc.*	937	29,815
Emergent BioSolutions, Inc.*	1,338	88,081
Evolent Health, Inc. Cl A*	2,535	71,994
Exact Sciences Corp.*	812	64,083
FibroGen, Inc.*	512	31,104
Flexion Therapeutics, Inc.*	1,250	23,388
Globus Medical, Inc. Cl A*	903	51,254
Haemonetics Corp.*	202	23,145
Horizon Pharma PLC*	2,235	43,761
ICU Medical, Inc.*	178	50,329
ImmunoGen, Inc.*	1,100	10,417
Insulet Corp.*	596	63,146
Intersect ENT, Inc.*	1,164	33,465
iRhythm Technologies, Inc.*	599	56,701
Karyopharm Therapeutics, Inc.*	2,004	34,128
LivaNova PLC*	478	59,258
Loxo Oncology, Inc.*	315	53,812
Madrigal Pharmaceuticals, Inc.*	60	12,848
Masimo Corp.*	275	34,249
Medicines Co.*	1,264	37,806
Medidata Solutions, Inc.*	625	45,819
MyoKardia, Inc.*	447	29,144
Neogen Corp.*	726	51,931
Neurocrine Biosciences, Inc.*	538	66,147
Nevro Corp.*	531	30,267
Omnicell, Inc.*	737	52,990
Pacira Pharmaceuticals, Inc.*	1,346	66,156
Portola Pharmaceuticals, Inc.*	1,139	30,332
Repligen Corp.*	1,197	66,386
Sage Therapeutics, Inc.*	222	31,358
Sientra, Inc.*	652	15,570
Spark Therapeutics, Inc.*	522	28,475
STAAR Surgical Co.*	880	42,240
Supernus Pharmaceuticals, Inc.*	2,024	101,908
Tabula Rasa HealthCare, Inc.*	570	46,278
Tactile Systems Technology, Inc.*	548	38,935
Ultragenyx Pharmaceutical, Inc.*	536	40,918
Vericel Corp.*	2,592	36,677
WellCare Health Plans, Inc.*	365	116,979
Wright Medical Group NV*	1,894	54,964
Xencor, Inc.*	1,280	49,882
Zogenix, Inc.*	704	34,918

		2,398,853

INDUSTRIALS (16.8%)
Aerovironment, Inc.*	632	70,891
ASGN, Inc.*	840	66,301
BG Staffing, Inc.	1,184	32,205
BMC Stock Hldgs., Inc.*	3,219	60,034
Brink’s Co.	1,493	104,137
Echo Global Logistics, Inc.*	2,531	78,334
EMCOR Group, Inc.	625	46,944
EnPro Industries, Inc.	840	61,261
Exponent, Inc.	890	47,704
Generac Hldgs., Inc.*	655	36,949
Gorman-Rupp Co.	1,811	66,102
Granite Construction, Inc.	2,070	94,599
H&E Equipment Svcs., Inc.	2,476	93,543
Healthcare Svcs. Group, Inc.	1,557	63,245
Heidrick & Struggles International, Inc.	740	25,049
John Bean Technologies Corp.	488	58,218

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Knoll, Inc.	2,142	50,230
Landstar System, Inc.	685	83,570
Simpson Manufacturing Co., Inc.	588	42,607
Sun Hydraulics Corp.	1,297	71,050
Teledyne Technologies, Inc.*	354	87,325
Trex Co., Inc.*	1,216	93,608
Universal Forest Products, Inc.	1,899	67,092
Woodward, Inc.	410	33,152

		1,534,150

INFORMATION TECHNOLOGY (19.2%)
Altair Engineering, Inc. Cl A*	1,024	44,493
Apptio, Inc. Cl A*	1,740	64,310
Cornerstone OnDemand, Inc.*	775	43,981
Coupa Software, Inc.*	487	38,522
Cray, Inc.*	1,775	38,162
Cypress Semiconductor Corp.	2,815	40,789
Entegris, Inc.	1,925	55,729
EPAM Systems, Inc.*	517	71,191
Everspin Technologies, Inc.*	3,668	28,170
Five9, Inc.*	2,882	125,915
Globant S.A.*	850	50,142
II-VI, Inc.*	1,494	70,666
Integrated Device Technology, Inc.*	1,307	61,442
Itron, Inc.*	592	38,006
LogMeIn, Inc.	468	41,699
Lumentum Hldgs., Inc.*	811	48,619
MaxLinear, Inc. Cl A*	1,908	37,931
MINDBODY, Inc. Cl A*	535	21,748
MKS Instruments, Inc.	505	40,476
New Relic, Inc.*	1,239	116,751
nLight, Inc.*	569	12,637
Nutanix, Inc. Cl A*	604	25,803
Perficient, Inc.*	1,584	42,214
Proofpoint, Inc.*	624	66,350
Q2 Hldgs., Inc.*	1,044	63,214
Rapid7, Inc.*	2,935	108,360
Rogers Corp.*	418	61,580
Science Applications International Corp.	345	27,807
Sequans Communications S.A. ADR*	7,129	10,123
Synaptics, Inc.*	680	31,022
SYNNEX Corp.	509	43,112
ViaSat, Inc.*	809	51,736
Xperi Corp.	1,698	25,215
Zendesk, Inc.*	1,040	73,840
Zscaler, Inc.*	920	37,518

		1,759,273

MATERIALS (3.7%)
Berry Global Group, Inc.*	904	43,745
Century Aluminum Co.*	2,137	25,580
Ferro Corp.*	5,761	133,770
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Minerals Technologies, Inc.	715	48,334
Orion Engineered Carbons S.A.	1,110	35,631
U.S. Concrete, Inc.*	1,113	51,031

		338,091

REAL ESTATE (2.2%)
Easterly Government Properties, Inc.	1,612	31,225
Pebblebrook Hotel Trust	1,965	71,467
QTS Realty Trust, Inc. Cl A	808	34,477
Terreno Realty Corp.	1,796	67,709

		204,878

UTILITIES (0.6%)
Chesapeake Utilities Corp.	686	57,555

TOTAL COMMON STOCKS (Cost: $7,237,137) 98.0%		8,973,198

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

TOTAL INVESTMENTS (Cost: $7,237,137) 98.0%	8,973,198

OTHER NET ASSETS 2.0%	187,009

NET ASSETS 100.0%	$9,160,207

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (29.4%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	189,031
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	81,689
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	555,258
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	141,217
U.S. Treasury Note	AA+	2.25	08/15/27	1,000,000	937,930
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	468,047
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,471,834
U.S. Treasury Note	AA+	2.75	05/31/23	250,000	247,969
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	734,165
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	781,803

					5,608,943

U.S. GOVERNMENT AGENCIES (29.5%)
MORTGAGE-BACKED OBLIGATIONS (29.5%)
FHLMC	AA+	2.50	09/01/27	42,586	41,383
FHLMC	AA+	3.00	06/01/27	25,205	25,024
FHLMC	AA+	3.00	08/01/27	26,279	26,045
FHLMC	AA+	3.00	02/01/32	41,511	40,925
FHLMC	AA+	3.00	11/01/42	39,468	38,075
FHLMC	AA+	3.00	04/01/43	51,559	49,786
FHLMC	AA+	3.50	05/01/42	66,247	65,696
FHLMC	AA+	3.50	01/01/43	53,683	53,236
FHLMC	AA+	3.50	04/01/43	76,457	75,821
FHLMC	AA+	3.50	11/01/43	72,144	71,548
FHLMC	AA+	3.50	07/01/45	71,168	70,365
FHLMC	AA+	3.50	05/01/46	74,525	73,487
FHLMC	AA+	4.00	02/01/25	4,385	4,488
FHLMC	AA+	4.00	03/01/41	23,313	23,746
FHLMC	AA+	4.00	07/01/41	32,000	32,594
FHLMC	AA+	4.00	11/01/42	34,446	35,076
FHLMC	AA+	4.00	01/01/44	84,326	85,869
FHLMC	AA+	4.00	10/01/44	53,380	54,060
FHLMC	AA+	4.00	06/01/45	63,646	64,580
FHLMC	AA+	4.00	05/01/47	90,379	91,369
FHLMC	AA+	4.50	03/01/34	12,424	12,884
FHLMC	AA+	4.50	08/01/34	4,560	4,729
FHLMC	AA+	4.50	02/01/44	30,010	31,002
FHLMC	AA+	5.00	02/01/26	2,181	2,290
FHLMC	AA+	5.50	03/01/21	1,291	1,310
FHLMC	AA+	5.50	07/01/32	3,903	4,202
FHLMC	AA+	5.50	05/01/33	2,715	2,892
FHLMC	AA+	5.50	06/01/37	19,990	21,647
FHLMC	AA+	6.00	07/15/29	3,124	3,324
FHLMC	AA+	6.00	03/15/32	3,436	3,696
FHLMC ARM	AA+	3.70	02/01/36	4,885	5,119
FHLMC ARM	AA+	3.85	03/01/37	851	886
FHLMC ARM	AA+	4.06	04/01/37	1,737	1,813
FHLMC ARM	AA+	4.16	04/01/37	1,963	2,055
FHLMC ARM	AA+	4.18	05/01/37	3,413	3,550
FHLMC Strip	AA+	3.00	01/15/43	54,377	52,831
FNMA	AA+	2.68	12/01/26	75,000	70,446
FNMA	AA+	2.92	07/01/27	73,463	70,351
FNMA	AA+	3.00	09/01/33	67,089	65,948
FNMA	AA+	3.00	04/25/42	64,517	63,090
FNMA	AA+	3.00	12/01/42	55,816	53,205
FNMA	AA+	3.00	02/01/43	33,033	31,897
FNMA	AA+	3.00	03/01/43	28,779	27,790
FNMA	AA+	3.00	04/01/43	54,141	51,614
FNMA	AA+	3.00	09/01/43	92,817	89,593
FNMA	AA+	3.00	09/01/46	135,557	129,894
FNMA	AA+	3.50	03/25/28	50,954	50,788
FNMA	AA+	3.50	03/01/32	39,970	40,124
FNMA	AA+	3.50	09/01/32	55,448	55,662
FNMA	AA+	3.50	08/01/38	42,864	42,455
FNMA	AA+	3.50	10/01/41	35,439	34,767
FNMA	AA+	3.50	12/01/41	45,687	44,812

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	3.50	04/01/42	50,863	49,898
FNMA	AA+	3.50	08/01/42	35,762	35,474
FNMA	AA+	3.50	10/01/42	37,522	37,220
FNMA	AA+	3.50	11/25/42	48,640	48,433
FNMA	AA+	3.50	12/01/42	100,969	100,156
FNMA	AA+	3.50	08/01/43	90,740	89,998
FNMA	AA+	3.50	08/01/43	98,014	96,729
FNMA	AA+	3.50	01/01/44	15,338	15,009
FNMA	AA+	3.50	08/25/44	47,923	47,803
FNMA	AA+	3.50	04/01/45	103,254	102,054
FNMA	AA+	3.50	04/01/45	137,095	135,534
FNMA	AA+	3.50	10/01/45	150,187	148,477
FNMA	AA+	3.50	11/01/46	77,525	76,480
FNMA	AA+	3.50	08/01/48	99,749	98,223
FNMA	AA+	4.00	05/01/19	587	599
FNMA	AA+	4.00	07/25/26	68,621	70,902
FNMA	AA+	4.00	01/01/31	57,530	58,545
FNMA	AA+	4.00	11/01/40	27,225	27,698
FNMA	AA+	4.00	01/01/41	84,083	85,532
FNMA	AA+	4.00	05/01/41	24,208	24,317
FNMA	AA+	4.00	11/01/45	59,581	60,636
FNMA	AA+	4.00	02/01/47	478,693	484,849
FNMA	AA+	4.00	05/01/48	198,265	200,300
FNMA	AA+	4.00	07/01/56	226,010	229,418
FNMA	AA+	4.50	05/01/19	219	221
FNMA	AA+	4.50	05/01/30	9,144	9,470
FNMA	AA+	4.50	04/01/31	12,116	12,547
FNMA	AA+	4.50	08/01/33	4,138	4,289
FNMA	AA+	4.50	08/01/33	4,836	5,013
FNMA	AA+	4.50	09/01/33	11,912	12,349
FNMA	AA+	4.50	05/01/34	3,446	3,574
FNMA	AA+	4.50	06/01/34	5,005	5,183
FNMA	AA+	4.50	08/01/35	6,141	6,370
FNMA	AA+	4.50	12/01/35	5,784	6,000
FNMA	AA+	4.50	05/01/39	10,923	11,378
FNMA	AA+	4.50	05/01/39	17,284	17,998
FNMA	AA+	4.50	05/01/40	21,203	21,911
FNMA	AA+	4.50	10/01/40	152,863	159,087
FNMA	AA+	4.50	11/01/47	44,982	46,437
FNMA	AA+	4.50	11/01/47	93,733	97,204
FNMA	AA+	5.00	10/01/20	1,976	2,035
FNMA	AA+	5.00	06/01/33	8,360	8,876
FNMA	AA+	5.00	09/01/33	6,824	7,246
FNMA	AA+	5.00	10/01/33	9,172	9,742
FNMA	AA+	5.00	11/01/33	12,652	13,433
FNMA	AA+	5.00	03/01/34	2,083	2,210
FNMA	AA+	5.00	04/01/34	1,633	1,734
FNMA	AA+	5.00	04/01/34	3,080	3,250
FNMA	AA+	5.00	04/01/35	5,072	5,385
FNMA	AA+	5.00	06/01/35	2,709	2,874
FNMA	AA+	5.00	09/01/35	3,885	4,123
FNMA	AA+	5.00	11/25/35	12,109	12,828
FNMA	AA+	5.00	10/01/36	4,495	4,775
FNMA	AA+	5.00	05/01/39	11,929	12,512
FNMA	AA+	5.00	06/01/40	9,511	10,120
FNMA	AA+	5.50	09/01/19	306	307
FNMA	AA+	5.50	08/01/25	3,669	3,958
FNMA	AA+	5.50	01/01/27	1,726	1,842
FNMA	AA+	5.50	09/01/33	3,812	4,146
FNMA	AA+	5.50	10/01/33	11,819	12,857
FNMA	AA+	5.50	03/01/34	740	790
FNMA	AA+	5.50	03/01/34	3,113	3,385
FNMA	AA+	5.50	07/01/34	3,396	3,659
FNMA	AA+	5.50	09/01/34	11,694	12,665
FNMA	AA+	5.50	09/01/34	10,223	11,026
FNMA	AA+	5.50	09/01/34	1,492	1,613
FNMA	AA+	5.50	10/01/34	1,993	2,161
FNMA	AA+	5.50	02/01/35	4,553	4,926

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

FNMA	AA+	5.50	02/01/35	3,601	3,904
FNMA	AA+	5.50	04/01/35	5,697	6,175
FNMA	AA+	5.50	08/01/35	5,484	5,940
FNMA	AA+	5.50	11/01/35	6,200	6,717
FNMA	AA+	5.50	06/01/37	5,288	5,737
FNMA	AA+	5.50	11/01/38	755	788
FNMA	AA+	5.50	06/01/48	2,069	2,143
FNMA	AA+	6.00	04/01/23	2,508	2,709
FNMA	AA+	6.00	01/01/25	7,266	7,847
FNMA	AA+	6.00	03/01/28	3,728	4,028
FNMA	AA+	6.00	04/01/32	124	134
FNMA	AA+	6.00	05/01/32	769	847
FNMA	AA+	6.00	05/01/33	9,959	10,756
FNMA	AA+	6.00	09/01/34	4,827	5,217
FNMA	AA+	6.00	10/01/34	8,176	8,841
FNMA	AA+	6.00	12/01/36	3,662	4,031
FNMA	AA+	6.00	01/01/37	4,065	4,449
FNMA	AA+	6.00	05/01/37	738	771
FNMA	AA+	6.00	07/01/37	1,875	2,063
FNMA	AA+	6.00	08/01/37	2,713	2,985
FNMA	AA+	6.00	12/01/37	859	945
FNMA	AA+	6.00	10/25/44	12,482	13,572
FNMA	AA+	6.00	02/25/47	10,472	11,431
FNMA	AA+	6.00	12/25/49	7,260	7,943
FNMA	AA+	6.50	05/01/32	298	327
FNMA	AA+	6.50	05/01/32	1,511	1,657
FNMA	AA+	6.50	07/01/32	770	844
FNMA	AA+	6.50	07/01/34	3,056	3,350
FNMA	AA+	6.50	09/01/34	967	1,060
FNMA	AA+	6.50	09/01/36	845	907
FNMA	AA+	6.50	05/01/37	2,523	2,602
FNMA	AA+	6.50	09/01/37	1,130	1,239
FNMA	AA+	6.50	05/01/38	1,044	1,145
FNMA	AA+	7.00	09/01/31	201	204
FNMA	AA+	7.00	04/01/32	799	876
FNMA	AA+	7.00	01/25/44	14,935	16,794
FNMA	AA+	7.50	06/01/31	233	257
FNMA	AA+	7.50	02/01/32	886	998
FNMA	AA+	7.50	06/01/32	217	250
FNMA	AA+	8.00	04/01/32	102	106
FNMA Strip	AA+	3.00	08/25/42	45,030	43,068
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	74,692	72,222
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,795	48,532
GNMA (2)	AA+	3.50	05/20/31	48,979	49,099
GNMA (2)	AA+	4.00	08/15/41	32,186	32,932
GNMA (2)	AA+	4.00	11/15/41	13,986	14,353
GNMA (2)	AA+	4.00	01/15/42	45,446	46,503
GNMA (2)	AA+	4.50	04/20/31	17,094	17,876
GNMA (2)	AA+	4.50	10/15/40	29,375	30,944
GNMA (2)	AA+	4.50	06/20/41	18,970	19,633
GNMA (2)	AA+	4.50	10/20/43	33,786	35,219
GNMA (2)	AA+	5.00	06/20/39	26,243	27,359
GNMA (2)	AA+	5.00	11/15/39	13,306	14,134
GNMA (2)	AA+	5.00	06/20/40	6,147	6,441
GNMA (2)	AA+	5.50	01/15/36	8,503	9,120
GNMA (2)	AA+	6.50	04/15/31	101	111
GNMA (2)	AA+	6.50	10/15/31	504	565
GNMA (2)	AA+	6.50	12/15/31	109	119
GNMA (2)	AA+	6.50	05/15/32	378	415
GNMA (2)	AA+	7.00	05/15/31	481	539
GNMA (2)	AA+	7.00	05/15/32	46	46
GNMA (2)	AA+	7.00	10/20/38	216	226
Vendee Mortgage Trust (2)	AA+	5.25	01/15/32	16,457	16,768

					5,646,445

CORPORATE DEBT (39.4%)
COMMUNICATION SERVICES (1.1%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	73,130
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	9,942

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	76,524
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	47,925

					207,521

CONSUMER DISCRETIONARY (7.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	81,377
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	77,318
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	109,764
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,606
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,425
Dollar General Corp.	BBB	3.25	04/15/23	85,000	82,972
eBay, Inc.	BBB+	2.88	08/01/21	75,000	73,870
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	67,937
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,231
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,336
Harman International Industries, Inc.	BBB+	4.15	05/15/25	75,000	73,864
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	67,783
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	28,928
Kohl’s Corp.	BBB-	4.00	11/01/21	50,000	50,361
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	74,537
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	85,001
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	76,250
NVR, Inc.	BBB+	3.95	09/15/22	85,000	85,038
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	75,309
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	101,882
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	78,625

					1,516,414

CONSUMER STAPLES (2.2%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	48,609
Edgewell Personal Care Co.	BB	4.70	05/19/21	75,000	74,813
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,366
Kroger Co.	BBB	2.95	11/01/21	30,000	29,522
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	94,174
Sysco Corp.	BBB+	2.60	06/12/22	55,000	53,144
Sysco Corp.	BBB+	3.75	10/01/25	50,000	49,324

					415,952

ENERGY (2.4%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	75,882
Energen Corp.	BB	4.63	09/01/21	85,000	85,425
EQT Corp.	BBB	4.88	11/15/21	85,000	87,377
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,425
Rowan Co., Inc.	B-	4.88	06/01/22	85,000	81,706
SEACOR Hldgs., Inc.	NR	7.38	10/01/19	50,000	51,500

					449,315

FINANCIALS (7.6%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	81,473
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	78,176
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	73,401
Block Financial LLC	BBB	5.25	10/01/25	50,000	50,320
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,099
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,750
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	50,351
First Republic Bank	A-	2.38	06/17/19	85,000	84,766
First Tennessee Bank	BBB	2.95	12/01/19	75,000	74,788
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	50,375
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	24,901
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	20,602
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,596
Markel Corp.	BBB	5.35	06/01/21	40,000	41,684
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,368
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	51,423
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	20,793
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,514
Protective Life Corp.	A-	7.38	10/15/19	65,000	67,727
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,624
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	77,807
Signet UK Finance PLC	BB+	4.70	06/15/24	50,000	47,361
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	49,939
Synchrony Financial	BBB-	3.70	08/04/26	50,000	45,139

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,273
Unum Group	BBB	4.00	03/15/24	75,000	74,048
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	71,421
WR Berkley Corp.	BBB+	7.38	09/15/19	50,000	52,000

					1,461,719

HEALTH CARE (4.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	87,535
Anthem, Inc.	A	4.35	08/15/20	50,000	51,016
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,271
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	85,008
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	85,074
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	80,986
Owens & Minor, Inc.	BB	3.88	09/15/21	85,000	79,741
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	87,739
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	86,792
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	85,000	87,260
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,484

					842,906

INDUSTRIALS (1.2%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	63,166
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	73,549
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	84,703

					221,418

INFORMATION TECHNOLOGY (3.7%)
Adobe Systems, Inc.	A	4.75	02/01/20	85,000	86,838
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	100,375
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	85,931
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	83,125
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	87,655
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,004
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	74,559
Symantec Corp.	BB+	4.20	09/15/20	85,000	85,736
Total System Svcs., Inc.	BBB-	3.75	06/01/23	85,000	84,233

					713,456

MATERIALS (4.3%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	86,069
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	84,025
Domtar Corp.	BBB-	4.40	04/01/22	85,000	85,953
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	50,923
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	82,662
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,550
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,667
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	84,266
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	50,416
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	30,828
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	83,885
Teck Resources Ltd.	BB+	4.75	01/15/22	75,000	76,466

					820,710

REAL ESTATE (2.5%)
Boston Properties LP	A-	3.85	02/01/23	65,000	65,264
Government Properties Income Trust	BBB-	3.75	08/15/19	20,000	20,075
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	83,122
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	87,062
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	86,229
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	29,243
National Retail Properties, Inc.	BBB+	3.80	10/15/22	50,000	49,940
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	9,927
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	51,960

					482,822

UTILITIES (2.1%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	87,233
Exelon Corp.	BBB-	5.15	12/01/20	50,000	51,451
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	30,442
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	76,667
SCANA Corp.	BB+	4.13	02/01/22	85,000	83,819
Southern Co.	BBB+	3.25	07/01/26	50,000	46,612
Talen Energy Supply LLC†	B+	6.50	09/15/24	30,000	20,250

					396,474

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

TOTAL LONG-TERM DEBT SECURITIES (Cost: $19,216,642) 98.3%	18,784,095

TOTAL INVESTMENTS (Cost: $19,216,642) 98.3%	18,784,095

OTHER NET ASSETS 1.7%	325,386

NET ASSETS 100.0%	$19,109,481

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.4%)
U.S. Treasury Bill	A-1+	1.93	10/11/18	450,000	449,759
U.S. Treasury Bill	A-1+	2.01	11/01/18	600,000	598,963
U.S. Treasury Bill	A-1+	2.02	11/01/18	1,000,000	998,272
U.S. Treasury Bill	A-1+	2.03	11/08/18	600,000	598,714
U.S. Treasury Bill	A-1+	2.05	11/08/18	500,000	498,928
U.S. Treasury Bill	A-1+	2.07	11/15/18	1,300,000	1,296,654
U.S. Treasury Bill	A-1+	2.07	11/23/18	100,000	99,696
U.S. Treasury Bill	A-1+	2.10	11/29/18	1,200,000	1,195,826

					5,736,812

U.S. GOVERNMENT AGENCIES (15.5%)
FHLB	A-1+	1.93	10/17/18	450,000	449,615
FHLB	A-1+	2.01	10/23/18	300,000	299,633
FHLB	A-1+	2.04	10/24/18	700,000	699,092
FHLB	A-1+	2.06	11/07/18	265,000	264,438
FHLB	A-1+	2.07	11/02/18	500,000	499,082
FHLB	A-1+	2.08	11/07/18	700,000	698,514
FHLB	A-1+	2.13	11/20/18	600,000	598,227
FHLB	A-1+	2.15	11/20/18	300,000	299,113

					3,807,714

COMMERCIAL PAPER (60.6%)
Apple, Inc.†	A-1+	2.13	11/05/18	900,000	898,145
Chevron Corp.†	A-1+	2.09	10/23/18	600,000	599,237
Coca-Cola Co.†	A-1	1.99	10/05/18	250,000	249,945
Coca-Cola Co.†	A-1	2.07	10/29/18	400,000	399,358
Coca-Cola Co.†	A-1	2.16	11/05/18	300,000	299,373
Emerson Electric Co.†	A-1	1.96	10/04/18	700,000	699,886
GE Capital Treasury LLC	A-2	2.22	11/14/18	600,000	598,379
General Dynamics Corp.†	A-1	2.04	10/09/18	250,000	249,887
General Dynamics Corp.†	A-1	2.08	10/16/18	600,000	599,480
Intel Corp.†	A-1+	2.01	10/15/18	700,000	699,453
Intel Corp.†	A-1+	2.10	10/12/18	250,000	249,840
Intercontinental Exchange, Inc.†	A-1	2.06	11/13/18	900,000	897,796
J.P. Morgan Securities LLC	A-1	2.11	10/05/18	250,000	249,942
National Rural Utilities	A-1	2.19	10/19/18	400,000	399,562
Nestle Capital Corp.†	A-1+	2.02	10/16/18	900,000	899,246
Novartis Finance Corp.†	A-1+	2.00	10/01/18	600,000	600,000
Novartis Finance Corp.†	A-1+	2.15	10/15/18	300,000	299,749
Private Export Fund Corp.	NR	2.13	11/16/18	750,000	747,968
Simon Property Group LP†	A-1	2.08	10/24/18	600,000	599,207
Simon Property Group LP†	A-1	2.17	11/06/18	300,000	299,352
Toyota Motor Credit Corp.	A-1+	2.09	10/26/18	900,000	898,700
Unilever Capital Corp.†	A-1	1.78	10/23/18	900,000	899,024
United Parcel Service, Inc.†	A-1	2.06	11/01/18	750,000	748,676
Wal-Mart Stores, Inc.†	A-1+	2.05	10/03/18	400,000	399,955
Wal-Mart Stores, Inc.†	A-1+	2.10	10/30/18	500,000	499,158
Wisconsin Gas Co.	A-1	2.25	10/03/18	900,000	899,888

					14,881,206

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,425,796) 99.5%					24,425,732

TOTAL INVESTMENTS (Cost: $24,425,796) 99.5%					24,425,732

OTHER NET ASSETS 0.5%					124,894

NET ASSETS 100.0%					$24,550,626

The disclosures regarding Fair Value and Security Valuation included in Section 1 of the Notes to Financial Statements (Significant Accounting Policies and Organization) are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2018 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

EQUITY INDEX FUND	$500,000	1.1%
BOND FUND	$86,115	0.5%
MONEY MARKET FUND	$11,086,767	45.2%

††	Level 3 Security.

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a Percentage of Total Investments

ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	December 2018	$145,950	$1,280	1.1%
EQUITY INDEX FUND	20	E-mini S&P 500 Stock Index	P	December 2018	$2,919,000	$25,600	6.3%
MID-CAP EQUITY INDEX FUND	9	E-mini S&P MidCap 400 Stock Index	P	December 2018	$1,822,680	($15,345)	6.8%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2018, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of twp securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2018. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2018:

	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$7,031,393	-	-			$7,031,393
Common Stock - Active	$5,690,313	-	$8,550	(b)		$5,698,863
Short-Term Debt Securities - Indexed	-	$49,826	-			$49,826
	$12,721,706	$49,826	$8,550			$12,780,082

Equity Index Fund
Common Stock	$43,402,885	-	-			$43,402,885
Short-Term Debt Securities	-	$2,846,631	-			$2,846,631
	$43,402,885	$2,846,631	-			$46,249,516

Mid-Cap Equity Index Fund
Common Stock	$25,352,750	-	-			$25,352,750
Short-Term Debt Securities	-	$1,396,749	-			$1,396,749
	$25,352,750	$1,396,749	-			$26,749,499

Small Cap Value Fund
Common Stock	$11,055,547	-	$76,700	(b	)	$11,132,247

Small Cap Growth Fund
Common Stock	$8,973,198	-	-	(b	)	$8,973,198

Bond Fund
U.S. Government Debt	-	$5,608,943	-			$5,608,943
U.S. Government Agency Residential	-	$5,646,445	-			$5,646,445
Long-Term Corporate Debt	-	$7,528,707	-			$7,528,707
	-	$18,784,095	-			$18,784,095

Money Market Fund
U.S. Government Debt	-	$5,736,812	-			$5,736,812
U.S. Government Agency Short-Term Debt	-	$3,807,714	-			$3,807,714
Commercial Paper	-	$14,881,206	-			$14,881,206
	-	$24,425,732	-			$24,425,732
Other Financial Instruments:*
All America Fund	$1,280	-	-			$1,280
Equity Index Fund	$25,600	-	-			$25,600
Mid-Cap Equity Index Fund	($15,345)	-	-			($15,345)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2018
	Balance December 31, 2017 (c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales 2018 (c)	Balance September 30, 2018 (c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2018
All America Fund - Active Common Stock	$8,550	-	-	-	- (d)	$8,550	$948
Small Cap Value Fund - Common Stock	$76,700	-	-	-	-	$76,700	$8,172
Small Cap Growth Fund - Common Stock	-	-	-	-	- (d)	-	-

(c) Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d) Level 3 security, Dyax Corp. - contingent value rights, with $0 fair value and unrealized gain (loss).

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of September 30, 2018 and for the nine months ended September 30, 2018:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and futures contracts	$1,280	$25,600	($15,345)
Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on: Futures contracts	$11,215	$203,808	$115,577
Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of: Futures contracts	$185	$19,248	($21,050)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Tax Information—The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2018 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$4,100,753	$15,859,353	$6,814,153	$2,611,029
Unrealized Depreciation	(436,410)	(1,503,437)	(1,147,029)	(557,838)

Net	$3,664,343	$14,355,916	$5,667,124	$2,053,191

Tax Cost of Investments	$9,115,739	$31,893,600	$21,082,375	$9,079,056

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$2,127,860	$103,763	$-
Unrealized Depreciation	(404,739)	(534,019)	(64)

Net	$1,723,121	$(430,256)	$(64)

Tax Cost of Investments	$7,250,077	$19,214,351	$24,425,796

Differences in basis between amounts reflected in the Statements of Assets and Liabilities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts, and other tax-related adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	November 29, 2018

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 29, 2018